N-4	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	PRINCIPAL LIFE INSURANCE CO SEPARATE ACCOUNT B
Entity Central Index Key	0000009713
Entity Investment Company Type	N-4
Document Period End Date	Apr. 29, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes.

For applications signed on or after April 6, 2017
If you withdraw money from your Contract within five contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% For example, if you make an early withdrawal within the first five contract years of making a premium payment, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

For applications signed before April 6, 2017
If you withdraw money from your Contract within seven Contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.
4. FEE TABLE 7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Are There Transaction Charges?
Yes. In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.
4. FEE TABLE 7. CHARGES – Transaction Fees

Are There Ongoing Fees and Expenses?
Yes. The following part of the table describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.

	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN PROSPECTUS
	1. Base contract[1] For applications signed on or after May 1, 2018 For applications signed on or after April 6, 2017 and before May 1, 2018 For applications signed before April 6, 2017	0.75% 1.00% 1.15%	0.75% 1.00% 1.15%	4. FEE TABLE 7. CHARGES
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.45%	2.50%	APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Optional benefit available for an additional charge[3]	0.35%	0.45%

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge, and an amount attributable to the annual fee for administrative expenses. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

[3]	Quarterly charge as a percentage of the average quarterly accumulated value.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,086	HIGHEST ANNUAL COST $3,019
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional premium payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and underlying mutual fund fees and expenses

●  No sales charges

●  No additional premium payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Is This a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Amounts surrenders from the Contract may result in surrender charges, taxes and tax penalties, and may significantly reduce Contract benefits.

Surrender charges apply for up to five years following your last premium payment (for applications signed on or after April 6, 2017; seven years if signed earlier). These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
What are the Risks Associated with the Investment Options?
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (i.e., the divisions of the Separate Account).

•  Each investment option has its own unique risks.

•  You should review available investment options before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
What are the Risks related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks

	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Yes.

•There may be restrictions that limit the investment options you may choose.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

• We reserve the right to add or close Separate Account divisions. We reserve the right to substitute the Separate Account divisions' underlying mutual funds that are available as investment options under the Contract.

•We reserve the right to restrict the investment options available under the optional death benefit riders.

•We reserve the right to impose additional restrictions on premium payments.

•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions

8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are There any Restrictions on Contract Benefits?
Yes.

•There are restrictions and limitations relating to the benefits offered under the Contract (e.g., death benefits, living death benefits).

•Except as otherwise provided, Contract benefits may not be modified or terminated by us.

•Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value for the death benefit, perhaps significantly, and the reduction could be greater than the amount withdrawn.Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value for the death benefit, perhaps significantly, and the reduction could be greater than the amount withdrawn.

•Deferred income transfers under the Flexible Pension Builder Rider are treated as partial surrenders under the Contract, which may significantly reduce Policy benefits.

•Certain optional benefits are no longer available for purchase.

•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

10. BENEFITS AVAILABLE UNDER THE CONTRACT

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Optional Death Benefit Riders

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Flexible Pension Builder Rider

Charges for Early Withdrawals [Text Block]
Yes.

For applications signed on or after April 6, 2017
If you withdraw money from your Contract within five contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% For example, if you make an early withdrawal within the first five contract years of making a premium payment, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

For applications signed before April 6, 2017
If you withdraw money from your Contract within seven Contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Other Amount) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]	Yes. In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.
Ongoing Fees and Expenses [Table Text Block]

	FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes.

For applications signed on or after April 6, 2017
If you withdraw money from your Contract within five contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% For example, if you make an early withdrawal within the first five contract years of making a premium payment, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

For applications signed before April 6, 2017
If you withdraw money from your Contract within seven Contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.
4. FEE TABLE 7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Are There Transaction Charges?
Yes. In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.
4. FEE TABLE 7. CHARGES – Transaction Fees

Are There Ongoing Fees and Expenses?
Yes. The following part of the table describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.

	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN PROSPECTUS
	1. Base contract[1] For applications signed on or after May 1, 2018 For applications signed on or after April 6, 2017 and before May 1, 2018 For applications signed before April 6, 2017	0.75% 1.00% 1.15%	0.75% 1.00% 1.15%	4. FEE TABLE 7. CHARGES
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.45%	2.50%	APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Optional benefit available for an additional charge[3]	0.35%	0.45%

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge, and an amount attributable to the annual fee for administrative expenses. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

[3]	Quarterly charge as a percentage of the average quarterly accumulated value.

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.75%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.75%
Investment Options (of Other Amount) Minimum [Percent]	0.45%
Investment Options (of Other Amount) Maximum [Percent]	2.50%
Optional Benefits Minimum [Percent]	0.35%
Optional Benefits Maximum [Percent]	0.45%
Base Contract (N-4) Footnotes [Text Block]	This fee reflects the Mortality and Expense Risks Charge and Administration Charge, and an amount attributable to the annual fee for administrative expenses. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.
Optional Benefits Footnotes [Text Block]	Quarterly charge as a percentage of the average quarterly accumulated value.
Investment Options Footnotes [Text Block]	As a percentage of the average net underlying mutual fund assets.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,086	HIGHEST ANNUAL COST $3,019
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional premium payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and underlying mutual fund fees and expenses

●  No sales charges

●  No additional premium payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Is This a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Amounts surrenders from the Contract may result in surrender charges, taxes and tax penalties, and may significantly reduce Contract benefits.

Surrender charges apply for up to five years following your last premium payment (for applications signed on or after April 6, 2017; seven years if signed earlier). These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
What are the Risks Associated with the Investment Options?
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (i.e., the divisions of the Separate Account).

•  Each investment option has its own unique risks.

•  You should review available investment options before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
What are the Risks related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks

	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Yes.

•There may be restrictions that limit the investment options you may choose.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

• We reserve the right to add or close Separate Account divisions. We reserve the right to substitute the Separate Account divisions' underlying mutual funds that are available as investment options under the Contract.

•We reserve the right to restrict the investment options available under the optional death benefit riders.

•We reserve the right to impose additional restrictions on premium payments.

•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions

8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are There any Restrictions on Contract Benefits?
Yes.

•There are restrictions and limitations relating to the benefits offered under the Contract (e.g., death benefits, living death benefits).

•Except as otherwise provided, Contract benefits may not be modified or terminated by us.

•Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value for the death benefit, perhaps significantly, and the reduction could be greater than the amount withdrawn.Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value for the death benefit, perhaps significantly, and the reduction could be greater than the amount withdrawn.

•Deferred income transfers under the Flexible Pension Builder Rider are treated as partial surrenders under the Contract, which may significantly reduce Policy benefits.

•Certain optional benefits are no longer available for purchase.

•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

10. BENEFITS AVAILABLE UNDER THE CONTRACT

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Optional Death Benefit Riders

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Flexible Pension Builder Rider

Lowest Annual Cost [Dollars]	$ 1,086
Highest Annual Cost [Dollars]	$ 3,019
Lowest Annual Cost Footnotes [Text Block]	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional premium payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and underlying mutual fund fees and expenses

●  No sales charges

●  No additional premium payments, transfers or withdrawals

Risks [Table Text Block]

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,086	HIGHEST ANNUAL COST $3,019
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional premium payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and underlying mutual fund fees and expenses

●  No sales charges

●  No additional premium payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Is This a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Amounts surrenders from the Contract may result in surrender charges, taxes and tax penalties, and may significantly reduce Contract benefits.

Surrender charges apply for up to five years following your last premium payment (for applications signed on or after April 6, 2017; seven years if signed earlier). These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
What are the Risks Associated with the Investment Options?
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (i.e., the divisions of the Separate Account).

•  Each investment option has its own unique risks.

•  You should review available investment options before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
What are the Risks related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks

	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Yes.

•There may be restrictions that limit the investment options you may choose.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

• We reserve the right to add or close Separate Account divisions. We reserve the right to substitute the Separate Account divisions' underlying mutual funds that are available as investment options under the Contract.

•We reserve the right to restrict the investment options available under the optional death benefit riders.

•We reserve the right to impose additional restrictions on premium payments.

•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions

8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are There any Restrictions on Contract Benefits?
Yes.

•There are restrictions and limitations relating to the benefits offered under the Contract (e.g., death benefits, living death benefits).

•Except as otherwise provided, Contract benefits may not be modified or terminated by us.

•Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value for the death benefit, perhaps significantly, and the reduction could be greater than the amount withdrawn.Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value for the death benefit, perhaps significantly, and the reduction could be greater than the amount withdrawn.

•Deferred income transfers under the Flexible Pension Builder Rider are treated as partial surrenders under the Contract, which may significantly reduce Policy benefits.

•Certain optional benefits are no longer available for purchase.

•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

10. BENEFITS AVAILABLE UNDER THE CONTRACT

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Optional Death Benefit Riders

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Flexible Pension Builder Rider

Investment Restrictions [Text Block]
Yes.

•There may be restrictions that limit the investment options you may choose.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

• We reserve the right to add or close Separate Account divisions. We reserve the right to substitute the Separate Account divisions' underlying mutual funds that are available as investment options under the Contract.

•We reserve the right to restrict the investment options available under the optional death benefit riders.

•We reserve the right to impose additional restrictions on premium payments.

•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

Tax Implications [Text Block]
•  You should consult with a tax professional to determine the tax implications of an investment in, and payments received under this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59 1/2.

Investment Professional Compensation [Text Block]
Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have a financial incentive to offer or recommend this Contract over another investment.

Exchanges [Text Block]
Your financial professional may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to you to purchase the new contract rather than continuing to own your existing contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
4.    FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer accumulated value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Contract owner transaction expenses(1)
	Maximum	Current
Deferred Sales Load (or Surrender Charge) - as a percentage of amount surrendered(2)	6%	6%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%
(1) For additional information about the fees and expenses described in the table, see 7. CHARGES.
(2) Surrender charge (as a percentage of amounts surrendered):
For applications signed on or after April 6, 2017

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5 and later	0%
For applications signed before April 6, 2017

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%
(3) Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.
(4) We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.
Annual Contract Expenses
The next table describes the fees and expenses you will pay each year during the time you own the Contract (not including underlying mutual fund fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
	Maximum Annual Charge	Current Annual Charge
Administrative Expenses (waived for Contracts with accumulated value of $3,000.00 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value
Base Contract Expenses (as a percentage of average daily Separate Account value)

For applications signed on or after May 1, 2018

For applications signed on or after April 6, 2017 and before May 1, 2018

For applications signed before April 6, 2017
	0.75% 1.45% 1.45%	0.75% 1.00% 1.15%
Optional Benefit Expenses (as a percentage of the average quarterly accumulated value)

Return of Premium Death Benefit Rider

For applications signed on or after April 6, 2017

For applications signed before April 6, 2017
	0.50% 0.35%	0.35% 0.20%
Annual Step-up Death Benefit Rider For applications signed on or after April 6, 2017 For applications signed before April 6, 2017	0.60% 0.50%	0.45% 0.35%
Liquidity Max (not available for purchase after April 6, 2017)	0.55%	0.25%
Annual Underlying Mutual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2025
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.45%	2.50%
Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual mutual fund expenses.

The Example assumes that you invest $100,000 in the divisions of the Separate Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual mutual fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:	1 year $9,898	3 years $18,955	5 years $26,247	10 years $45,621
If you annuitize at the end of the applicable time period:	1 year $4,472	3 years $13,474	5 years $22,557	10 years $45,621
If you do not surrender your Contract:	1 year $4,472	3 years $13,474	5 years $22,557	10 years $45,621

Transaction Expenses [Table Text Block]
Transaction Expenses

Contract owner transaction expenses(1)
	Maximum	Current
Deferred Sales Load (or Surrender Charge) - as a percentage of amount surrendered(2)	6%	6%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%
(1) For additional information about the fees and expenses described in the table, see 7. CHARGES.
(2) Surrender charge (as a percentage of amounts surrendered):
For applications signed on or after April 6, 2017

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5 and later	0%
For applications signed before April 6, 2017

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%
(3) Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.
(4) We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	6.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	6.00%
Deferred Sales Load, Footnotes [Text Block]	Surrender charge (as a percentage of amounts surrendered):
For applications signed on or after April 6, 2017

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5 and later	0%
For applications signed before April 6, 2017

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

Annual Contract Expenses [Table Text Block]
Annual Contract Expenses
The next table describes the fees and expenses you will pay each year during the time you own the Contract (not including underlying mutual fund fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
	Maximum Annual Charge	Current Annual Charge
Administrative Expenses (waived for Contracts with accumulated value of $3,000.00 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value
Base Contract Expenses (as a percentage of average daily Separate Account value)

For applications signed on or after May 1, 2018

For applications signed on or after April 6, 2017 and before May 1, 2018

For applications signed before April 6, 2017
	0.75% 1.45% 1.45%	0.75% 1.00% 1.15%
Optional Benefit Expenses (as a percentage of the average quarterly accumulated value)

Return of Premium Death Benefit Rider

For applications signed on or after April 6, 2017

For applications signed before April 6, 2017
	0.50% 0.35%	0.35% 0.20%
Annual Step-up Death Benefit Rider For applications signed on or after April 6, 2017 For applications signed before April 6, 2017	0.60% 0.50%	0.45% 0.35%
Liquidity Max (not available for purchase after April 6, 2017)	0.55%	0.25%

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Current [Dollars]	$ 30
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2025
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.45%	2.50%

Portfolio Company Expenses [Text Block]
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)

Portfolio Company Expenses Minimum [Percent]	0.45%
Portfolio Company Expenses Maximum [Percent]	2.50%
Surrender Example [Table Text Block]

If you surrender your Contract at the end of the applicable time period:	1 year $9,898	3 years $18,955	5 years $26,247	10 years $45,621
If you annuitize at the end of the applicable time period:	1 year $4,472	3 years $13,474	5 years $22,557	10 years $45,621
If you do not surrender your Contract:	1 year $4,472	3 years $13,474	5 years $22,557	10 years $45,621

Annuitize Example [Table Text Block]

If you surrender your Contract at the end of the applicable time period:	1 year $9,898	3 years $18,955	5 years $26,247	10 years $45,621
If you annuitize at the end of the applicable time period:	1 year $4,472	3 years $13,474	5 years $22,557	10 years $45,621
If you do not surrender your Contract:	1 year $4,472	3 years $13,474	5 years $22,557	10 years $45,621

No Surrender Example [Table Text Block]

If you surrender your Contract at the end of the applicable time period:	1 year $9,898	3 years $18,955	5 years $26,247	10 years $45,621
If you annuitize at the end of the applicable time period:	1 year $4,472	3 years $13,474	5 years $22,557	10 years $45,621
If you do not surrender your Contract:	1 year $4,472	3 years $13,474	5 years $22,557	10 years $45,621

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
5.    PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the policy are described in the relevant sections of the Prospectus and SAI.
Poor Investment Performance
You can lose money by investing in this Contract, including loss of principal. An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. You bear the risk of any decline in your Contract’s accumulated value resulting from the performance of the investment options you have chosen. Each investment option has its own unique risks. For more information about the risks of investing in a particular underlying mutual fund see that fund’s prospectus, which you should review before making an investment decision. To see the funds' prospectus, go to the following website: www.principal.com/PivotSeriesReport.
Liquidity Risk
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefit of tax deferral are better for investors with long time horizons. Surrender charges apply for up to five years after your last premium payment (seven years for applications signed before April 6, 2017) and these charges will reduce the value of your Contract if you withdraw money during that time. Taking withdrawals could substantially reduce or even terminate the benefits available under the Contract. There also may be adverse tax consequences if you take early withdrawals from the Contract.
Defined Outcome Funds Risk
Certain underlying fund(s) employ a strategy to provide downside (buffer) protection but the fund(s) also have limited participation in upside returns over a defined outcome period. The fund(s) usually have “Buffer” in the name of the fund. The buffer funds included in this Contract are PVC U.S. LargeCap Buffer S&P 500 Index April Account, PVC U.S. LargeCap S&P 500 Index Buffer January Account, PVC U.S. LargeCap S&P 500 Index Buffer July Account, and PVC U.S. LargeCap S&P 500 Index Buffer October Account. The buffer funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. These strategies could limit the upside participation of the buffer fund in rising equity markets relative to other funds. The buffer provides limited protection in the event of a market downturn. The buffer, outcome period and FLEX Options and their accompanying risks are summarized below. These underlying mutual funds are not available in the state of New York. These underlying mutual funds may not be available through all broker-dealers.
Buffer Loss Risk
There can be no guarantee that the buffer fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. An investor may lose his or her entire investment. The buffer fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the buffer fund), while limiting downside losses, if shares are bought on the day on which the buffer fund enters into the options and held until those options expire at the end of each Outcome Period. In the event shares are purchased after the date on which the options were entered into or shares are redeemed prior to the expiration of the options, the buffer that the buffer fund seeks to provide may not be available. The buffer fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Outcome Period Risk
The buffer funds seek to match the performance of an index, before the deduction of expenses and subject to the buffer, only if buffer fund shares are held on the first day of the Outcome Period and continues to be held until the last day of the Outcome Period. If the shares are redeemed before the end of the Outcome Period, you may experience investment returns very different from those contracts where the shares are held through the end of the Outcome Period and different from what the fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will not receive the same amount of protection against losses from the buffer feature if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
FLEX Options Risk
The buffer fund may invest in FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The buffer fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the buffer fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent and, in such cases, the buffer fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The buffer fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the buffer fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the buffer fund could lose its own status as a RIC.
For more information on the available buffer fund and to help you determine if investment in the fund is right for you, please see the fund's prospectuses at the following website: www.principal.com/PivotSeriesReport.

Contract Benefit Risk
The benefits under the Contract are designed for different financial goals and/.or to protect against different financial risks. There is a risk that you may not have chosen the optional benefits (if any) that are best suited for you based on your present or future needs or circumstances, and the optional benefits that are more suited for you may no longer be available. If you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you may have paid additional fees for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for it. You should carefully review each benefit. You should also consider your liquidity needs in connection with the Contract/s standard options and benefits, and the negative impacts that withdrawals and other transactions may have on a benefit. Partial surrenders (including applicable surrender charges and fees) and partial annuitizations may significantly reduce the value of benefit, including the death benefit and any living benefit. Depending on the benefit, the reduction could be greater than the value withdrawn or annuitized. You should also consider whether a benefit restricts the investment options available to you under the Contract, or whether we reserve the right to restrict the investment options available under that benefit in the future. Investment restrictions are designed to reduce our risk that we will have to make payments from our General Account. In tern, they may also limit the potential growth of your Contract and potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Reservation of Rights
We may exercise all rights reserved to us under the Contract. Among other reservations of right as stated in this prospectus: We reserve the right to add or close Separate Account divisions. We reserve the right to substitute the Separate Account divisions' underling mutual funds that are available as investment options under the Contract. We reserve the right to increase the fees and charges under the Contract up to the maximum guaranteed fees and charges. We reserve the right to impose additional restrictions in premium payments.
Alternatives to the Contract
Other contracts or investments may provide more favorable returns or benefits than the Contract.
Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other contract owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Contract without exception. (See 8. GENERAL DESCRIPTION OF THE CONTRACT - Frequent Transfers among Divisions).
Tax Law Changes
The tax risk associated with your Contract includes the possibility of a change in the federal income tax laws that apply to your Contract, or of the current interpretations of the laws by the IRS, which could have retroactive effects regardless of the date of enactment or publication.
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company isn't able to meet its obligations to creditors, it is possible that the Company's obligations to you under this Contract may not be satisfied. More information about the Company, including its financial strength ratings, can be found by visiting www.principal.com.
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks, and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. These security risks may also impact the underlying mutual fund companies, which may cause the underlying mutual funds to lose value. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the underlying mutual funds will avoid losses affecting contracts such as the security incidents described above.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
10. BENEFITS AVAILABLE UNDER THE CONTRACT
The following tables summarize the information about the benefits available under the Contract.

Depending on your financial professional or your financial professional's firm, certain benefits may not be available, or may be available on different terms. See 8. GENERAL DESCRIPTION OF THE CONTRACT - FINANCIAL INTERMEDIARY VARIATIONS.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Flexible Pension Builder Rider (f/k/a Deferred Income Rider)	Allows owner to make deferred income transfers during accumulation phase to purchase future deferred income payments.	Standard when: • Owner and annuitant are same; and • Contract doesn’t have joint owners or joint annuitants; and • For qualified contract, issue age is less than 67.	No Additional Fee	No Additional Fee
•Can’t make deferred income transfers until after second Contract anniversary.
•Deferred income transfers may not be surrendered after the cancellation period.
•The deferred income payment option cannot be changed.
•Deferred income transfers are treated as partial surrenders and will be subject to premium taxes.
•If you cancel a deferred income transfer, you may not make another deferred income transfer for 90 days.

•Minimum initial deferred transfer: $5,000.
•Minimum subsequent deferred transfer(s): $1,000.
•For other limitations, see Flexible Pension Builder Rider in this section.

Standard Death Benefit	Beneficiaries receive this death benefit upon death of owner if an optional death benefit was not purchased.	Standard	No Additional Fee	No Additional Fee	•Partial surrenders and partial annuitizations could significantly reduce the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017	Potential for larger death benefit than the standard death benefit	Optional	0.50% (of the average quarterly accumulated value) 0.35% (of the average quarterly accumulated value)	0.35% (of the average quarterly accumulated value) 0.20% (of the average quarterly accumulated value)
•Partial surrenders and partial annuitizations could significantly reduce the benefit, and the reduction could be greater than the amount withdrawn.

•Certain age limitations apply. See Death Benefit in this section.

•Only one optional death benefit may be elected.

•Once the rider is terminated, it may not be reinstated.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Annual Step-Up Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017	Potential for larger death benefit than the standard death benefit	Optional	0.60% (of the average quarterly accumulated value) 0.50% (of the average quarterly accumulated value)	0.45% (of the average quarterly accumulated value) 0.35% (of the average quarterly accumulated value)
•Partial surrenders and partial annuitizations could significantly reduce the benefit, and the reduction could be greater than the amount withdrawn.

•Certain age limitations apply. See Death Benefit in this section.

•Only one optional death benefit may be elected.

•Once the rider is terminated, it may not be reinstated.

Liquidity Max (not available for applications signed on or after April 6, 2017)	Allows you to make full and partial surrenders free of the surrender charge.	Optional.	0.55% (of average daily net assets of the Separate Account)	0.25% (of average daily net assets of the Separate Account).	Surrenders are still subject to other applicable fees and taxes.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Automatic Portfolio Rebalancing	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.	Standard	No Additional Fee	No Additional Fee	•Not available if you have arranged Dollar Cost Averaging transfers from the same division. •Can be elected quarterly, semi-annually or annually.
Dollar Cost Averaging	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.	Standard	No Additional Fee	No Additional Fee	•Transfer date cannot be on the 29th, 30th or 31st. •Transfers must be monthly, quarterly, semi-annually or annually. •You must provide us notice when you want to stop the scheduled transfers.
Waiver of Surrender Charge Rider	Waives surrender charges in the event of a critical need.	Standard	No Additional Fee	No Additional Fee	Following conditions must be met: •Owner or Annuitant has “critical need” as defined in prospectus; and •Critical need did not exist before contract date.

Flexible Pension Builder Rider
The Flexible Pension Builder Rider is automatically issued at no additional cost when:
•the owner and annuitant are the same (except for a non-natural owner);
•the Contract does not have joint owners and/or joint annuitants; and
•for qualified contracts, the issue age is less than 67.
This rider allows you to move all or a portion of your accumulated value to a deferred income payment option, which provides you a stream of income payments starting on the income start date. You may not make any deferred income transfers until after the second Contract anniversary. Deferred income transfers are not subject to surrender charges.
Before making deferred income transfers, you should consider your liquidity needs because deferred income transfers cannot be surrendered; those amounts are accessible only through the future stream of fixed income payments created by deferred income transfers.
When a deferred income transfer is made, amounts in your Contract are moved from the Separate Account divisions to the General Account. With the amounts in the Separate Account divisions, you receive the benefit of investment gain or risk of investment loss rather than the Company. The deferred income transfers are maintained in our General Account and are guaranteed solely by the claims-paying ability of Principal Life Insurance Company.
While we guarantee future deferred income payments based on amounts transferred to the Flexible Pension Builder Rider and a variety of other factors, as described in this prospectus, we do not guarantee that the deferred income payments will be sufficient to provide you with a secure retirement. The level of deferred income payments necessary to secure your future is a subjective determination that only you, in conjunction with your financial professional, can make. As a result, we strongly recommend that you consult with your financial professional when determining the amount and timing of the deferred income transfers.
Flexible Pension Builder Rider Terms
We use the following definitions to describe the features of this rider.
deferred income death benefit - death benefit payable under the Flexible Pension Builder Rider if death occurs prior to the income start date. This death benefit equals the total of deferred income transfers made unless the Roll-up Death Benefit (f/k/a Annual Increase Death Benefit) is elected. If you elect the Roll-up Death Benefit, each deferred income transfer is accumulated at the annual interest rate you elect at the time of the first deferred income transfer. Interest is credited on a daily basis and compounded annually. Interest is credited starting on the date of each deferred income transfer and stops accruing on the date of death.
deferred income payment option - an option under which deferred income payments are made in accordance with the provisions of the rider. The list of available options is set forth in the deferred income payment options provision. The deferred income payment option is elected at the time of the initial deferred income transfer request. After the initial deferred income transfer has been processed and the 10 day cancellation period has expired, the deferred income payment option cannot be changed.
deferred income transfers - moving a portion of your accumulated value to purchase a deferred income payment.
designated payee - the person(s) you name to receive deferred income payments. In the absence of a named designated payee, you will receive the deferred income payments.
deferred income payment - the periodic amount payable by us under the rider.
inactive contract status - this status applies when at least one deferred income transfer has been made and the Contract accumulated value is reduced to zero. Except for the Flexible Pension Builder Rider and its benefits, all other rights and benefits under the Contract (including death benefits) end, and no additional premium payments will be accepted.
income start date - the date deferred income payments begin. You select the income start date at the time of your initial deferred income transfer request. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 72 (for qualified).
remaining guaranteed benefit - the benefit, if any, to be paid if the annuitant dies after the income start date. The remaining guaranteed benefit, if any, is described in the applicable deferred income payment option.
Deferred Income Transfers
If your contract includes the Flexible Pension Builder Rider, you may make deferred income transfers. Deferred income transfer amounts are used to determine the amount of the deferred income payments.
•Deferred income transfers will be treated as partial surrenders under the contract.
•Deferred income transfers are not subject to surrender charges and neither federal nor state income taxes are withheld; however, deferred income transfers are subject to applicable premium taxes.
•Deferred income transfers are not allowed during the first two contract years.
•You cannot make deferred income transfers if there are joint owners and/or joint annuitants.
•You can make deferred income transfers only when the owner and annuitant are the same (except for a non-natural owner, in which case they can be different).
•If there is an ownership change after deferred income transfers have been made, no additional deferred income transfers can be made.
•Deferred income transfer amounts are calculated using the price next determined after we receive your request in good order.
•Minimum initial deferred income transfer is $5,000 and $1,000 for each subsequent deferred income transfer.
•Maximum number of deferred income transfers is 15 per year and 125 total for the life of the Contract.
•The deferred income transfers may be canceled within 10 days after receipt of the deferred income confirmation. After these 10 days, you cannot access these amounts except through receipt of the future stream of income payments under the deferred income payment option you elected. The deferred income transfers are maintained in the Company’s General Account and are guaranteed solely by the claims paying ability of the Company.
Initial Deferred Income Transfer
The initial deferred income transfer cannot be made prior to the second Contract anniversary and must meet the deferred income transfer limits. At the time of the initial deferred income transfer, you will select the deferred income payment option, the frequency of deferred income payments, and the income start date. At this time, you may also select one of the optional cost of living adjustment features described later in this section. The deferred income payments will be based on the annuitant under the Contract at the time of the initial deferred income transfer. Unless the initial deferred income transfer is canceled as described in this section, the annuitant cannot be changed once the initial deferred income transfer has been made.
Subsequent Deferred Income Transfers
You may make one or more deferred income transfers after the initial deferred income transfer; however, all deferred income transfers must occur at least 13 contract months prior to the income start date. For each additional deferred income transfer after the initial deferred income transfer, we will use the then current purchase rates to determine the additional deferred income payment amount. However, deferred income payments purchased by additional deferred income transfers will not be less than those that would be purchased for any paid-up deferred annuity contract we offer at the same time to the same class of annuitants.
Deferred income transfers made after the initial deferred income transfer will not change the income start date, the deferred income payment option, or the frequency of deferred income payments.
Deferred Income Transfer Cancellation Period
When you make a deferred income transfer, we will provide written acknowledgement of the deferred income transfer amount. This acknowledgement will include the amount of the deferred income transfer, the amount by which the deferred income payment increased, the deferred income payment option and income start date. Within 10 days after you receive the acknowledgment, you may cancel the additional deferred income transfer. If a deferred income transfer is canceled, we will allocate that deferred income transfer amount to the investment options according to the premium allocation instructions on file or as you instruct us. The deferred income transfer amount will be allocated to the investment options on the next valuation period after your cancellation request is received in good order. If you cancel a deferred income transfer, you may not make another deferred income transfer for 90 days from the date that the deferred income transfer was canceled.
Inactive Contract Status (only for contracts with the Flexible Pension Builder Rider)
In the event that the Contract accumulated value reduces to zero, and deferred income transfers have been made, the Flexible Pension Builder Rider benefits will continue, but all other rights and benefits under the Contract (including the death benefits) will end, and no additional premium payments will be accepted.
Income Start Date
Deferred income payments will begin on the income start date you select. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 72 (for qualified).
Income Start Date Change
While this rider is in force and prior to the initial income start date, you may make a one-time election to change the original income start date. The original income start date may be accelerated or deferred. If the income start date is accelerated, the new income start date must be within 5 contract years prior to the original income start date but no earlier than 13 contract months after the last deferred income transfer. If the income start date is deferred, the new income start date must be within the earlier of (a) 5 contract years after the original income start date; or (b) age 95 (for non-qualified) or age 72 (for qualified).
To accelerate the income start date, your election must be made at least 60 days prior to the new income start date. To defer the income start date, your election must be made at least 60 days prior to the original income start date. The change will be effective on the date we receive your notice.
If you change the income start date, future deferred income payments will also change. A change to an earlier date may result in a decrease in the deferred income payment amount and a change to a later date may result in an increase in the deferred income payment amount. Deferred income payments will be adjusted based on the mortality table, interest rate, and interest rate change adjustment shown on the data page such that the current value of the new deferred income payments with the new income start date is equivalent to the value of the original deferred income payments with the original income start date.
Deferred income payments adjusted because of an income start date change will comply with IRS required minimum distribution rules.
An income start date change will not change the deferred income payment option or the frequency of deferred income payments.
Deferred Income Payments
If the annuitant is alive on the income start date, we will begin paying deferred income payments to you or your designated payee.
Deferred income payments are based on:
1.The deferred income transfers made;
2.The income start date you selected;
3.The deferred income payment option and the frequency of deferred income payments you elected;
4.The annuitant's gender (unless not permitted under applicable unisex laws) and attained age for each deferred income transfer made; and
5.The current interest rate environment for each deferred income transfer made.
The amount of your deferred income payment will be provided in a confirmation after each deferred income transfer.
It is possible that the deferred income payment amount you will receive may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a deferred income transfer, you should consider payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.
Deferred Income Payment Options
You may elect to receive deferred income payments from one of the following deferred income payment options.
SINGLE LIFE INCOME: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. There is no remaining guaranteed benefit payable under this deferred income payment option when the annuitant dies.
SINGLE LIFE INCOME WITH GUARANTEED PERIOD: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. You may select a guaranteed period between 5 and 30 years. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
SINGLE LIFE INCOME WITH CASH REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is paid as a lump sum and is the total of all deferred income transfers made since the contract issue date less the total of all deferred income payments received since the income start date.
SINGLE LIFE INCOME WITH INSTALLMENT REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment at the same frequency until the total of all deferred income payments made since the income start date equals the total of all deferred income transfers received since the contract issue date. If the period required to pay the remaining guaranteed benefit is longer than allowed by law, we will pay a commuted value at the end of that shorter period.
FIXED PERIOD INCOME: Beginning on the income start date, we will pay the deferred income payment for the term of the fixed period, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
Deferred Income Payment Advancement
The deferred income payment advancement feature is not available prior to the income start date. Advanced deferred income payments are only available if deferred income payments are being paid monthly and the contract is not subject to required minimum distribution rules established under the Internal Revenue Service.
After the income start date, you may elect to receive a lump sum payment of up to six deferred income payments in advance by providing notice to us. You will not receive deferred income payments during the months for which payments have been advanced.
You may receive advanced deferred income payments in a lump sum four times during the life of the contract. Monthly deferred income payments must resume before you will be allowed to exercise this option again.
If the annuitant dies before monthly deferred income payments resume, any advanced deferred income payments that would not have been paid after the death of the annuitant must be returned to us.
Please consult a tax advisor about any possible tax consequences before you exercise this option.
Optional Cost of Living Adjustment Features
At the time of the initial deferred income transfer, you may elect one of the optional cost of living adjustment features in this section. This election will apply to all deferred income transfers and cannot be changed. After the income start date, these features allow for potential increases to the deferred income payment amounts you receive. While there is no charge for these features, the election of either of these features will result in a lower deferred income payment in the early years that deferred income payments are made than if you had not elected the feature.
Optional CPI-U Based Adjustment
At the time of the initial deferred income transfer, you may elect a deferred income payment adjustment based on the all-item Consumer Price Index for All Urban Consumers (CPI-U), as published by the United States Department of Labor. If you elect the optional CPI-U based adjustment feature, you may not elect the optional fixed percentage adjustment feature described in this section.
If you elect this optional feature, on each anniversary of the income start date, we will determine a new deferred income payment equal to:
1.The deferred income payment on the income start date, multiplied by
2.The CPI-U value for the month that is three calendar months preceding the current anniversary of the income start date, divided by
3.The CPI-U value for the month that is three calendar months preceding the income start date.
If the new deferred income payment would be less than the current deferred income payment, no change will be made.
If the originally published CPI-U value for any month is later revised, we will not recalculate the value.
We reserve the right to substitute what we believe is an appropriate index for the CPI-U if:
1.The CPI-U is discontinued, delayed, or otherwise not available for this use; or
2.The composition or base of, or method of calculating, the CPI-U changes so that we consider it not appropriate for calculating future changes.
Optional Fixed Percentage Adjustment
At the time of the initial deferred income transfer, you may elect an annual deferred income payment adjustment based on a fixed percentage. You may elect a fixed percentage between 1% and 5% (whole percentages only) on which the adjustment will be based. Once elected, the fixed percentage is set and may not be changed. If you elect the optional fixed percentage adjustment feature, you may not elect the optional CPI-U based adjustment feature previously described.
If you elect this optional feature, on each anniversary of the income start date, the deferred income payment will increase by the fixed percentage you elected. On each anniversary of the income start date, the deferred income payment for that year equals the prior year’s deferred income payment multiplied by (1 + the fixed percentage).
Death Provisions of the Flexible Pension Builder Rider
Death Occurs Prior to the Income Start Date
Prior to the income start date, upon the death of the owner who is also the annuitant and causes a death benefit to be payable under the Contract, this rider terminates and any deferred income death benefit will be added to the death benefit provided under the Contract. If the spouse continues the Contract, the rider also terminates and any deferred income death benefit will be added to the death benefit provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of an owner who is not also the annuitant, this rider terminates and the deferred income death benefit will be added to the death benefit otherwise provided under the Contract. However, if the spouse continues the Contract, the deferred income death benefit is not payable and the benefits under this rider will continue.
Prior to the income start date, upon the death of the annuitant who is not also the owner and does not cause a death benefit to be payable under the Contract, this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of the annuitant who is not also the owner and causes a death benefit to be payable under the Contract (non-natural owner), this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract.
In the event a death benefit is paid under this rider prior to the income start date and the accumulated value of the Contract is zero, any death benefit payable under this rider will be paid to any beneficiary(ies) in a lump sum.
Death Occurs After the Income Start Date
Upon the death of the annuitant on or after the income start date, deferred income payments will stop unless such death occurs prior to the deferred income payment guaranteed period end date or there is a remaining guaranteed death benefit. In that case, deferred income payments will continue to be paid to the designated beneficiary as described in the applicable deferred income payment option provision.
Upon the death of an owner on or after the income start date, any remaining portion of the interest in the deferred income payments will be distributed at least as rapidly as under the method of distribution used as of the date of death.
Notice of Death
We must be notified immediately of the death of any owner(s) and any annuitant(s). We are entitled to immediately recover any overpayment made because of failure to give us immediate notice of any such death. We are not responsible for any misdirected payments which result from a failure to immediately notify us of any such death.
Summary Report
When deferred income transfers have been made, at least once a year, we will send you a summary of the contract activity and values, including the following information:
1.The beginning and end dates of the current period;
2.The deferred income transfers made, by date received;
3.The deferred income payment purchased by each deferred income transfer during the current period;
4.The income start date;
5.The deferred income payment option; and
6.The amount of the deferred income death benefit, if any, at the end of the then current period.
Additional summaries will be provided to you upon request. Any charge associated with providing additional summaries will not exceed $25.00.
Termination
This rider will terminate when one of the following occurs:
1.The contract terminates; or
2.Upon a death that results in termination of this rider, as described in the Death Provisions of the Deferred Income Rider.
Delay of Deferred Income Transfer
Deferred income transfers are generally completed within seven calendar days after our receipt of your request. However, a deferred income transfer may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a mutual fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If a deferred income transfer is delayed, the deferred income transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your deferred income transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
Flexible Pension Builder Rider Example
Initial (and only) premium payment = $100,000
Annual returns on underlying investments in divisions during life of Contract = 5.00%
Dollar amount of partial surrenders from Contract (not including the deferred income transfers) during first ten contract years: $0.00
Contract Owner makes a one-time lump sum deferred income transfer of $50,000 into Flexible Pension Builder Rider on August 31 after owning Contract for five years. Elects to begin receiving monthly annuity payments from the Flexible Pension Builder Rider two years from date owner made the deferred income transfer.
Contract fully liquid accumulated value immediately before the deferred income transfer: $127,628
Contract fully liquid accumulated value immediately after the deferred income transfer: $77,628
Contract Owner will receive:
Guaranteed income amount from the Flexible Pension Builder Rider, which is based on: Owner’s gender (where allowed), age, income option, income start date, current interest rates, state of residence.
Death Benefit
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person. If you have a Flexible Pension Builder Rider and have made at least one deferred income transfer, your death benefits will differ. For more information, see Flexible Pension Builder Rider in this section.
Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, a death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply a death benefit under an annuity benefit payment option or receive a death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay a death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option. If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.
If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as the sole primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If...	And...	Then...
You are the sole owner	Your spouse is named as the sole primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving contingent beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Unless your spouse elects to continue the Contract, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the original owner's death.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.
Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the death of the first owner to die.

If the annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless the owner provided us with other written instructions.
Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT - Delay of Payments).
NOTE:    Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, only one beneficiary must provide a document showing proof of death. Each beneficiary’s portion of the Contract death benefit (not including any deferred income death benefit) remains invested in the divisions until the valuation period during which we receive the required documents. A beneficiary will be paid at the time he or she provides the required documents, including a claim form. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated. However, if deferred income transfers have been made, see Flexible Pension Builder Rider.
Standard Death Benefit
The standard death benefit is automatically included at no additional cost with your Contract if you do not elect one of the optional death benefit riders. The standard death benefit is equal to your accumulated value on the date we receive proof of death and all required documents.
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, election of the Return of Premium Death Benefit or the Annual Step-Up Death Benefit may be required by certain broker dealers. There is a charge for the additional death benefit that is deducted each calendar quarter.
Optional Death Benefit Riders
For applications signed before April 6, 2017, two optional death benefit riders were available as long as the oldest owner (or oldest annuitant if non-natural owner) was younger than age 71. For applications signed on or after April 6, 2017, two optional death benefit riders are available as long as the oldest owner (or oldest annuitant if non-natural owner) is younger than age 80. The two optional death benefit riders are the Return of Premium Death Benefit Rider and the Annual Step-Up Death Benefit Rider. You may elect only one optional death benefit rider and this election is only available when you purchase the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue and reserve the right to restrict the investment options available in one or both of these optional death benefit riders. If we exercise one or both of these rights, we will give written notice and our offer will not be unfairly discriminatory. There is an additional charge for the optional death benefit riders. See the table at the beginning of this section.
NOTE: If you do not elect one of the optional death benefit riders, the Standard Death Benefit will apply. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, election of the Return of Premium Death Benefit or the Annual Step-Up Death Benefit may be required by certain broker dealers. There is a charge for the additional death benefit that is deducted each calendar quarter.
When available, an optional death benefit rider can only be elected at the time the Contract is issued.
If you elect one of the optional death benefit riders, the rider will terminate on the earliest of the following:
1.    the date we receive your request in good order to cancel it in our office (you may terminate this rider at any time); or
2.    the death of the owner; or
3.    the date the Contract owner is changed (unless changed to a non-natural owner); or
4.     the date the Contract accumulated value reduces to zero.
Once the optional death benefit rider you elected is terminated, it cannot be reinstated.
Return of Premium Death Benefit
The Return of Premium Death Benefit is an optional death benefit rider offered at the time of purchase. There is an additional charge for the optional Return of Premium Death Benefit rider. See the table at the beginning of this section for more information.
If you elected this rider, the death benefit amount is the greater of a or b, where:
a =    the accumulated value on the date we receive proof of death and all required documents; and
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents.
NOTE:     If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in Flexible Pension Builder Rider in this section, this amount will impact the above death benefit similar to premium payments.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x =    the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y =    the accumulated value immediately prior to the partial surrender or partial annuitization; and
z =    the amount determined in b above immediately prior to the partial surrender or partial annuitization.
Example:    Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amount determined in b above by 20%.
Annual Step-Up Death Benefit
The Annual Step-Up Death Benefit is an optional death benefit rider offered at the time of Contract issue. There is an additional charge for the optional Annual Step-Up Death Benefit rider. See the table at the beginning of this section for more information.
If you elected this rider, the death benefit amount is the greatest of a, b or c, where:
a =    the accumulated value on the date we receive proof of death and all required documents;
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c =    the highest accumulated value on any Contract anniversary prior to the Lock-In Date plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.
For applications signed before April 6, 2017, the Lock-In Date is the Contract anniversary following the oldest owner's 80th birthday (or annuitant, if non-natural owner).
For applications signed on or after April 6, 2017, the Lock-In Date is the later of the Contract anniversary following the oldest owner’s 80th birthday (or annuitant, if non-natural owner) or five years after the Contract issue date.
After the Lock-In Date, but prior to the annuitization date, the amount determined in c above will only be increased by any premium payments made since the Lock-In Date, and decreased by an adjustment for each partial surrender and/or partial annuitization made since the Lock-In Date.
NOTE:     If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in Flexible Pension Builder Rider in this section, this amount will impact the above death benefit similar to premium payments.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x =    the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y =    the accumulated value immediately prior to the partial surrender or partial annuitization; and
z =    the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.
Example:    Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.
Optional Return of Premium Death Benefit Example:
Contract Issue date = August 31
Initial premium payment = $100,000
On November 3 of same calendar year, partial surrender = $4,000
On November 3, assume the accumulated value prior to the partial surrender is $90,000
The Return of Premium Death Benefit on November 3 is the greatest of 1 or 2 below:
1.    $86,000 = Accumulated Value ($90,000 - $4,000)
2.    $95,555.56 = Return of Premium = (1 - $4,000/$90,000) * $100,000
Optional Annual Step-Up Death Benefit Example:
Contract Issue date = August 31
Initial premium payment = $100,000
Five years later:
Highest annual step-up = $120,000
On December 30, assume the accumulated value prior to the partial surrender is $110,000.
On December 30 of same calendar year, partial surrender = $4,000
The Annual Step-up Death Benefit on December 30 is the greatest of 1,2, and 3 below
1.    $106,000 = Accumulated Value ($110,000-$4,000)
2.    $96,363.64 = Return of Premium = (1 - $4,000/$110,000) * $100,000
3.    $115,636.36 = Annual Step-up = (1 - $4,000/$110,000) * $120,000
Automatic Portfolio Rebalancing (APR)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Scheduled Transfers (Dollar Cost Averaging)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Waiver of Surrender Charge Rider
For details about this benefit, see 7. CHARGES.
Liquidity Max (not available for applications signed on or after April 6, 2017)
The current annual charge for this rider is 0.25% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 0.55% of the average daily net assets of the Separate Account divisions. We will provide prior written notice in the event that we decide to exercise our right to increase the annual charge for this rider.
If you have the Liquidity Max benefit and you make a full or partial surrender, there are no surrender charges for the amount(s) surrendered.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Flexible Pension Builder Rider (f/k/a Deferred Income Rider)	Allows owner to make deferred income transfers during accumulation phase to purchase future deferred income payments.	Standard when: • Owner and annuitant are same; and • Contract doesn’t have joint owners or joint annuitants; and • For qualified contract, issue age is less than 67.	No Additional Fee	No Additional Fee
•Can’t make deferred income transfers until after second Contract anniversary.
•Deferred income transfers may not be surrendered after the cancellation period.
•The deferred income payment option cannot be changed.
•Deferred income transfers are treated as partial surrenders and will be subject to premium taxes.
•If you cancel a deferred income transfer, you may not make another deferred income transfer for 90 days.

•Minimum initial deferred transfer: $5,000.
•Minimum subsequent deferred transfer(s): $1,000.
•For other limitations, see Flexible Pension Builder Rider in this section.

Standard Death Benefit	Beneficiaries receive this death benefit upon death of owner if an optional death benefit was not purchased.	Standard	No Additional Fee	No Additional Fee	•Partial surrenders and partial annuitizations could significantly reduce the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017	Potential for larger death benefit than the standard death benefit	Optional	0.50% (of the average quarterly accumulated value) 0.35% (of the average quarterly accumulated value)	0.35% (of the average quarterly accumulated value) 0.20% (of the average quarterly accumulated value)
•Partial surrenders and partial annuitizations could significantly reduce the benefit, and the reduction could be greater than the amount withdrawn.

•Certain age limitations apply. See Death Benefit in this section.

•Only one optional death benefit may be elected.

•Once the rider is terminated, it may not be reinstated.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Annual Step-Up Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017	Potential for larger death benefit than the standard death benefit	Optional	0.60% (of the average quarterly accumulated value) 0.50% (of the average quarterly accumulated value)	0.45% (of the average quarterly accumulated value) 0.35% (of the average quarterly accumulated value)
•Partial surrenders and partial annuitizations could significantly reduce the benefit, and the reduction could be greater than the amount withdrawn.

•Certain age limitations apply. See Death Benefit in this section.

•Only one optional death benefit may be elected.

•Once the rider is terminated, it may not be reinstated.

Liquidity Max (not available for applications signed on or after April 6, 2017)	Allows you to make full and partial surrenders free of the surrender charge.	Optional.	0.55% (of average daily net assets of the Separate Account)	0.25% (of average daily net assets of the Separate Account).	Surrenders are still subject to other applicable fees and taxes.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Automatic Portfolio Rebalancing	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.	Standard	No Additional Fee	No Additional Fee	•Not available if you have arranged Dollar Cost Averaging transfers from the same division. •Can be elected quarterly, semi-annually or annually.
Dollar Cost Averaging	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.	Standard	No Additional Fee	No Additional Fee	•Transfer date cannot be on the 29th, 30th or 31st. •Transfers must be monthly, quarterly, semi-annually or annually. •You must provide us notice when you want to stop the scheduled transfers.
Waiver of Surrender Charge Rider	Waives surrender charges in the event of a critical need.	Standard	No Additional Fee	No Additional Fee	Following conditions must be met: •Owner or Annuitant has “critical need” as defined in prospectus; and •Critical need did not exist before contract date.

Benefits Description [Table Text Block]
Flexible Pension Builder Rider
The Flexible Pension Builder Rider is automatically issued at no additional cost when:
•the owner and annuitant are the same (except for a non-natural owner);
•the Contract does not have joint owners and/or joint annuitants; and
•for qualified contracts, the issue age is less than 67.
This rider allows you to move all or a portion of your accumulated value to a deferred income payment option, which provides you a stream of income payments starting on the income start date. You may not make any deferred income transfers until after the second Contract anniversary. Deferred income transfers are not subject to surrender charges.
Before making deferred income transfers, you should consider your liquidity needs because deferred income transfers cannot be surrendered; those amounts are accessible only through the future stream of fixed income payments created by deferred income transfers.
When a deferred income transfer is made, amounts in your Contract are moved from the Separate Account divisions to the General Account. With the amounts in the Separate Account divisions, you receive the benefit of investment gain or risk of investment loss rather than the Company. The deferred income transfers are maintained in our General Account and are guaranteed solely by the claims-paying ability of Principal Life Insurance Company.
While we guarantee future deferred income payments based on amounts transferred to the Flexible Pension Builder Rider and a variety of other factors, as described in this prospectus, we do not guarantee that the deferred income payments will be sufficient to provide you with a secure retirement. The level of deferred income payments necessary to secure your future is a subjective determination that only you, in conjunction with your financial professional, can make. As a result, we strongly recommend that you consult with your financial professional when determining the amount and timing of the deferred income transfers.
Flexible Pension Builder Rider Terms
We use the following definitions to describe the features of this rider.
deferred income death benefit - death benefit payable under the Flexible Pension Builder Rider if death occurs prior to the income start date. This death benefit equals the total of deferred income transfers made unless the Roll-up Death Benefit (f/k/a Annual Increase Death Benefit) is elected. If you elect the Roll-up Death Benefit, each deferred income transfer is accumulated at the annual interest rate you elect at the time of the first deferred income transfer. Interest is credited on a daily basis and compounded annually. Interest is credited starting on the date of each deferred income transfer and stops accruing on the date of death.
deferred income payment option - an option under which deferred income payments are made in accordance with the provisions of the rider. The list of available options is set forth in the deferred income payment options provision. The deferred income payment option is elected at the time of the initial deferred income transfer request. After the initial deferred income transfer has been processed and the 10 day cancellation period has expired, the deferred income payment option cannot be changed.
deferred income transfers - moving a portion of your accumulated value to purchase a deferred income payment.
designated payee - the person(s) you name to receive deferred income payments. In the absence of a named designated payee, you will receive the deferred income payments.
deferred income payment - the periodic amount payable by us under the rider.
inactive contract status - this status applies when at least one deferred income transfer has been made and the Contract accumulated value is reduced to zero. Except for the Flexible Pension Builder Rider and its benefits, all other rights and benefits under the Contract (including death benefits) end, and no additional premium payments will be accepted.
income start date - the date deferred income payments begin. You select the income start date at the time of your initial deferred income transfer request. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 72 (for qualified).
remaining guaranteed benefit - the benefit, if any, to be paid if the annuitant dies after the income start date. The remaining guaranteed benefit, if any, is described in the applicable deferred income payment option.
Deferred Income Transfers
If your contract includes the Flexible Pension Builder Rider, you may make deferred income transfers. Deferred income transfer amounts are used to determine the amount of the deferred income payments.
•Deferred income transfers will be treated as partial surrenders under the contract.
•Deferred income transfers are not subject to surrender charges and neither federal nor state income taxes are withheld; however, deferred income transfers are subject to applicable premium taxes.
•Deferred income transfers are not allowed during the first two contract years.
•You cannot make deferred income transfers if there are joint owners and/or joint annuitants.
•You can make deferred income transfers only when the owner and annuitant are the same (except for a non-natural owner, in which case they can be different).
•If there is an ownership change after deferred income transfers have been made, no additional deferred income transfers can be made.
•Deferred income transfer amounts are calculated using the price next determined after we receive your request in good order.
•Minimum initial deferred income transfer is $5,000 and $1,000 for each subsequent deferred income transfer.
•Maximum number of deferred income transfers is 15 per year and 125 total for the life of the Contract.
•The deferred income transfers may be canceled within 10 days after receipt of the deferred income confirmation. After these 10 days, you cannot access these amounts except through receipt of the future stream of income payments under the deferred income payment option you elected. The deferred income transfers are maintained in the Company’s General Account and are guaranteed solely by the claims paying ability of the Company.
Initial Deferred Income Transfer
The initial deferred income transfer cannot be made prior to the second Contract anniversary and must meet the deferred income transfer limits. At the time of the initial deferred income transfer, you will select the deferred income payment option, the frequency of deferred income payments, and the income start date. At this time, you may also select one of the optional cost of living adjustment features described later in this section. The deferred income payments will be based on the annuitant under the Contract at the time of the initial deferred income transfer. Unless the initial deferred income transfer is canceled as described in this section, the annuitant cannot be changed once the initial deferred income transfer has been made.
Subsequent Deferred Income Transfers
You may make one or more deferred income transfers after the initial deferred income transfer; however, all deferred income transfers must occur at least 13 contract months prior to the income start date. For each additional deferred income transfer after the initial deferred income transfer, we will use the then current purchase rates to determine the additional deferred income payment amount. However, deferred income payments purchased by additional deferred income transfers will not be less than those that would be purchased for any paid-up deferred annuity contract we offer at the same time to the same class of annuitants.
Deferred income transfers made after the initial deferred income transfer will not change the income start date, the deferred income payment option, or the frequency of deferred income payments.
Deferred Income Transfer Cancellation Period
When you make a deferred income transfer, we will provide written acknowledgement of the deferred income transfer amount. This acknowledgement will include the amount of the deferred income transfer, the amount by which the deferred income payment increased, the deferred income payment option and income start date. Within 10 days after you receive the acknowledgment, you may cancel the additional deferred income transfer. If a deferred income transfer is canceled, we will allocate that deferred income transfer amount to the investment options according to the premium allocation instructions on file or as you instruct us. The deferred income transfer amount will be allocated to the investment options on the next valuation period after your cancellation request is received in good order. If you cancel a deferred income transfer, you may not make another deferred income transfer for 90 days from the date that the deferred income transfer was canceled.
Inactive Contract Status (only for contracts with the Flexible Pension Builder Rider)
In the event that the Contract accumulated value reduces to zero, and deferred income transfers have been made, the Flexible Pension Builder Rider benefits will continue, but all other rights and benefits under the Contract (including the death benefits) will end, and no additional premium payments will be accepted.
Income Start Date
Deferred income payments will begin on the income start date you select. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 72 (for qualified).
Income Start Date Change
While this rider is in force and prior to the initial income start date, you may make a one-time election to change the original income start date. The original income start date may be accelerated or deferred. If the income start date is accelerated, the new income start date must be within 5 contract years prior to the original income start date but no earlier than 13 contract months after the last deferred income transfer. If the income start date is deferred, the new income start date must be within the earlier of (a) 5 contract years after the original income start date; or (b) age 95 (for non-qualified) or age 72 (for qualified).
To accelerate the income start date, your election must be made at least 60 days prior to the new income start date. To defer the income start date, your election must be made at least 60 days prior to the original income start date. The change will be effective on the date we receive your notice.
If you change the income start date, future deferred income payments will also change. A change to an earlier date may result in a decrease in the deferred income payment amount and a change to a later date may result in an increase in the deferred income payment amount. Deferred income payments will be adjusted based on the mortality table, interest rate, and interest rate change adjustment shown on the data page such that the current value of the new deferred income payments with the new income start date is equivalent to the value of the original deferred income payments with the original income start date.
Deferred income payments adjusted because of an income start date change will comply with IRS required minimum distribution rules.
An income start date change will not change the deferred income payment option or the frequency of deferred income payments.
Deferred Income Payments
If the annuitant is alive on the income start date, we will begin paying deferred income payments to you or your designated payee.
Deferred income payments are based on:
1.The deferred income transfers made;
2.The income start date you selected;
3.The deferred income payment option and the frequency of deferred income payments you elected;
4.The annuitant's gender (unless not permitted under applicable unisex laws) and attained age for each deferred income transfer made; and
5.The current interest rate environment for each deferred income transfer made.
The amount of your deferred income payment will be provided in a confirmation after each deferred income transfer.
It is possible that the deferred income payment amount you will receive may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a deferred income transfer, you should consider payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.
Deferred Income Payment Options
You may elect to receive deferred income payments from one of the following deferred income payment options.
SINGLE LIFE INCOME: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. There is no remaining guaranteed benefit payable under this deferred income payment option when the annuitant dies.
SINGLE LIFE INCOME WITH GUARANTEED PERIOD: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. You may select a guaranteed period between 5 and 30 years. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
SINGLE LIFE INCOME WITH CASH REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is paid as a lump sum and is the total of all deferred income transfers made since the contract issue date less the total of all deferred income payments received since the income start date.
SINGLE LIFE INCOME WITH INSTALLMENT REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment at the same frequency until the total of all deferred income payments made since the income start date equals the total of all deferred income transfers received since the contract issue date. If the period required to pay the remaining guaranteed benefit is longer than allowed by law, we will pay a commuted value at the end of that shorter period.
FIXED PERIOD INCOME: Beginning on the income start date, we will pay the deferred income payment for the term of the fixed period, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
Deferred Income Payment Advancement
The deferred income payment advancement feature is not available prior to the income start date. Advanced deferred income payments are only available if deferred income payments are being paid monthly and the contract is not subject to required minimum distribution rules established under the Internal Revenue Service.
After the income start date, you may elect to receive a lump sum payment of up to six deferred income payments in advance by providing notice to us. You will not receive deferred income payments during the months for which payments have been advanced.
You may receive advanced deferred income payments in a lump sum four times during the life of the contract. Monthly deferred income payments must resume before you will be allowed to exercise this option again.
If the annuitant dies before monthly deferred income payments resume, any advanced deferred income payments that would not have been paid after the death of the annuitant must be returned to us.
Please consult a tax advisor about any possible tax consequences before you exercise this option.
Optional Cost of Living Adjustment Features
At the time of the initial deferred income transfer, you may elect one of the optional cost of living adjustment features in this section. This election will apply to all deferred income transfers and cannot be changed. After the income start date, these features allow for potential increases to the deferred income payment amounts you receive. While there is no charge for these features, the election of either of these features will result in a lower deferred income payment in the early years that deferred income payments are made than if you had not elected the feature.
Optional CPI-U Based Adjustment
At the time of the initial deferred income transfer, you may elect a deferred income payment adjustment based on the all-item Consumer Price Index for All Urban Consumers (CPI-U), as published by the United States Department of Labor. If you elect the optional CPI-U based adjustment feature, you may not elect the optional fixed percentage adjustment feature described in this section.
If you elect this optional feature, on each anniversary of the income start date, we will determine a new deferred income payment equal to:
1.The deferred income payment on the income start date, multiplied by
2.The CPI-U value for the month that is three calendar months preceding the current anniversary of the income start date, divided by
3.The CPI-U value for the month that is three calendar months preceding the income start date.
If the new deferred income payment would be less than the current deferred income payment, no change will be made.
If the originally published CPI-U value for any month is later revised, we will not recalculate the value.
We reserve the right to substitute what we believe is an appropriate index for the CPI-U if:
1.The CPI-U is discontinued, delayed, or otherwise not available for this use; or
2.The composition or base of, or method of calculating, the CPI-U changes so that we consider it not appropriate for calculating future changes.
Optional Fixed Percentage Adjustment
At the time of the initial deferred income transfer, you may elect an annual deferred income payment adjustment based on a fixed percentage. You may elect a fixed percentage between 1% and 5% (whole percentages only) on which the adjustment will be based. Once elected, the fixed percentage is set and may not be changed. If you elect the optional fixed percentage adjustment feature, you may not elect the optional CPI-U based adjustment feature previously described.
If you elect this optional feature, on each anniversary of the income start date, the deferred income payment will increase by the fixed percentage you elected. On each anniversary of the income start date, the deferred income payment for that year equals the prior year’s deferred income payment multiplied by (1 + the fixed percentage).
Death Provisions of the Flexible Pension Builder Rider
Death Occurs Prior to the Income Start Date
Prior to the income start date, upon the death of the owner who is also the annuitant and causes a death benefit to be payable under the Contract, this rider terminates and any deferred income death benefit will be added to the death benefit provided under the Contract. If the spouse continues the Contract, the rider also terminates and any deferred income death benefit will be added to the death benefit provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of an owner who is not also the annuitant, this rider terminates and the deferred income death benefit will be added to the death benefit otherwise provided under the Contract. However, if the spouse continues the Contract, the deferred income death benefit is not payable and the benefits under this rider will continue.
Prior to the income start date, upon the death of the annuitant who is not also the owner and does not cause a death benefit to be payable under the Contract, this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of the annuitant who is not also the owner and causes a death benefit to be payable under the Contract (non-natural owner), this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract.
In the event a death benefit is paid under this rider prior to the income start date and the accumulated value of the Contract is zero, any death benefit payable under this rider will be paid to any beneficiary(ies) in a lump sum.
Death Occurs After the Income Start Date
Upon the death of the annuitant on or after the income start date, deferred income payments will stop unless such death occurs prior to the deferred income payment guaranteed period end date or there is a remaining guaranteed death benefit. In that case, deferred income payments will continue to be paid to the designated beneficiary as described in the applicable deferred income payment option provision.
Upon the death of an owner on or after the income start date, any remaining portion of the interest in the deferred income payments will be distributed at least as rapidly as under the method of distribution used as of the date of death.
Notice of Death
We must be notified immediately of the death of any owner(s) and any annuitant(s). We are entitled to immediately recover any overpayment made because of failure to give us immediate notice of any such death. We are not responsible for any misdirected payments which result from a failure to immediately notify us of any such death.
Summary Report
When deferred income transfers have been made, at least once a year, we will send you a summary of the contract activity and values, including the following information:
1.The beginning and end dates of the current period;
2.The deferred income transfers made, by date received;
3.The deferred income payment purchased by each deferred income transfer during the current period;
4.The income start date;
5.The deferred income payment option; and
6.The amount of the deferred income death benefit, if any, at the end of the then current period.
Additional summaries will be provided to you upon request. Any charge associated with providing additional summaries will not exceed $25.00.
Termination
This rider will terminate when one of the following occurs:
1.The contract terminates; or
2.Upon a death that results in termination of this rider, as described in the Death Provisions of the Deferred Income Rider.
Delay of Deferred Income Transfer
Deferred income transfers are generally completed within seven calendar days after our receipt of your request. However, a deferred income transfer may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a mutual fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If a deferred income transfer is delayed, the deferred income transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your deferred income transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
Flexible Pension Builder Rider Example
Initial (and only) premium payment = $100,000
Annual returns on underlying investments in divisions during life of Contract = 5.00%
Dollar amount of partial surrenders from Contract (not including the deferred income transfers) during first ten contract years: $0.00
Contract Owner makes a one-time lump sum deferred income transfer of $50,000 into Flexible Pension Builder Rider on August 31 after owning Contract for five years. Elects to begin receiving monthly annuity payments from the Flexible Pension Builder Rider two years from date owner made the deferred income transfer.
Contract fully liquid accumulated value immediately before the deferred income transfer: $127,628
Contract fully liquid accumulated value immediately after the deferred income transfer: $77,628
Contract Owner will receive:
Guaranteed income amount from the Flexible Pension Builder Rider, which is based on: Owner’s gender (where allowed), age, income option, income start date, current interest rates, state of residence.
Death Benefit
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person. If you have a Flexible Pension Builder Rider and have made at least one deferred income transfer, your death benefits will differ. For more information, see Flexible Pension Builder Rider in this section.
Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, a death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply a death benefit under an annuity benefit payment option or receive a death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay a death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option. If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.
If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as the sole primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If...	And...	Then...
You are the sole owner	Your spouse is named as the sole primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving contingent beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Unless your spouse elects to continue the Contract, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the original owner's death.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.
Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the death of the first owner to die.

If the annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless the owner provided us with other written instructions.
Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT - Delay of Payments).
NOTE:    Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, only one beneficiary must provide a document showing proof of death. Each beneficiary’s portion of the Contract death benefit (not including any deferred income death benefit) remains invested in the divisions until the valuation period during which we receive the required documents. A beneficiary will be paid at the time he or she provides the required documents, including a claim form. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated. However, if deferred income transfers have been made, see Flexible Pension Builder Rider.
Standard Death Benefit
The standard death benefit is automatically included at no additional cost with your Contract if you do not elect one of the optional death benefit riders. The standard death benefit is equal to your accumulated value on the date we receive proof of death and all required documents.
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, election of the Return of Premium Death Benefit or the Annual Step-Up Death Benefit may be required by certain broker dealers. There is a charge for the additional death benefit that is deducted each calendar quarter.
Optional Death Benefit Riders
For applications signed before April 6, 2017, two optional death benefit riders were available as long as the oldest owner (or oldest annuitant if non-natural owner) was younger than age 71. For applications signed on or after April 6, 2017, two optional death benefit riders are available as long as the oldest owner (or oldest annuitant if non-natural owner) is younger than age 80. The two optional death benefit riders are the Return of Premium Death Benefit Rider and the Annual Step-Up Death Benefit Rider. You may elect only one optional death benefit rider and this election is only available when you purchase the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue and reserve the right to restrict the investment options available in one or both of these optional death benefit riders. If we exercise one or both of these rights, we will give written notice and our offer will not be unfairly discriminatory. There is an additional charge for the optional death benefit riders. See the table at the beginning of this section.
NOTE: If you do not elect one of the optional death benefit riders, the Standard Death Benefit will apply. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, election of the Return of Premium Death Benefit or the Annual Step-Up Death Benefit may be required by certain broker dealers. There is a charge for the additional death benefit that is deducted each calendar quarter.
When available, an optional death benefit rider can only be elected at the time the Contract is issued.
If you elect one of the optional death benefit riders, the rider will terminate on the earliest of the following:
1.    the date we receive your request in good order to cancel it in our office (you may terminate this rider at any time); or
2.    the death of the owner; or
3.    the date the Contract owner is changed (unless changed to a non-natural owner); or
4.     the date the Contract accumulated value reduces to zero.
Once the optional death benefit rider you elected is terminated, it cannot be reinstated.
Return of Premium Death Benefit
The Return of Premium Death Benefit is an optional death benefit rider offered at the time of purchase. There is an additional charge for the optional Return of Premium Death Benefit rider. See the table at the beginning of this section for more information.
If you elected this rider, the death benefit amount is the greater of a or b, where:
a =    the accumulated value on the date we receive proof of death and all required documents; and
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents.
NOTE:     If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in Flexible Pension Builder Rider in this section, this amount will impact the above death benefit similar to premium payments.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x =    the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y =    the accumulated value immediately prior to the partial surrender or partial annuitization; and
z =    the amount determined in b above immediately prior to the partial surrender or partial annuitization.
Example:    Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amount determined in b above by 20%.
Annual Step-Up Death Benefit
The Annual Step-Up Death Benefit is an optional death benefit rider offered at the time of Contract issue. There is an additional charge for the optional Annual Step-Up Death Benefit rider. See the table at the beginning of this section for more information.
If you elected this rider, the death benefit amount is the greatest of a, b or c, where:
a =    the accumulated value on the date we receive proof of death and all required documents;
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c =    the highest accumulated value on any Contract anniversary prior to the Lock-In Date plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.
For applications signed before April 6, 2017, the Lock-In Date is the Contract anniversary following the oldest owner's 80th birthday (or annuitant, if non-natural owner).
For applications signed on or after April 6, 2017, the Lock-In Date is the later of the Contract anniversary following the oldest owner’s 80th birthday (or annuitant, if non-natural owner) or five years after the Contract issue date.
After the Lock-In Date, but prior to the annuitization date, the amount determined in c above will only be increased by any premium payments made since the Lock-In Date, and decreased by an adjustment for each partial surrender and/or partial annuitization made since the Lock-In Date.
NOTE:     If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in Flexible Pension Builder Rider in this section, this amount will impact the above death benefit similar to premium payments.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x =    the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y =    the accumulated value immediately prior to the partial surrender or partial annuitization; and
z =    the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.
Example:    Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.
Optional Return of Premium Death Benefit Example:
Contract Issue date = August 31
Initial premium payment = $100,000
On November 3 of same calendar year, partial surrender = $4,000
On November 3, assume the accumulated value prior to the partial surrender is $90,000
The Return of Premium Death Benefit on November 3 is the greatest of 1 or 2 below:
1.    $86,000 = Accumulated Value ($90,000 - $4,000)
2.    $95,555.56 = Return of Premium = (1 - $4,000/$90,000) * $100,000
Optional Annual Step-Up Death Benefit Example:
Contract Issue date = August 31
Initial premium payment = $100,000
Five years later:
Highest annual step-up = $120,000
On December 30, assume the accumulated value prior to the partial surrender is $110,000.
On December 30 of same calendar year, partial surrender = $4,000
The Annual Step-up Death Benefit on December 30 is the greatest of 1,2, and 3 below
1.    $106,000 = Accumulated Value ($110,000-$4,000)
2.    $96,363.64 = Return of Premium = (1 - $4,000/$110,000) * $100,000
3.    $115,636.36 = Annual Step-up = (1 - $4,000/$110,000) * $120,000
Automatic Portfolio Rebalancing (APR)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Scheduled Transfers (Dollar Cost Averaging)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Waiver of Surrender Charge Rider
For details about this benefit, see 7. CHARGES.
Liquidity Max (not available for applications signed on or after April 6, 2017)
The current annual charge for this rider is 0.25% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 0.55% of the average daily net assets of the Separate Account divisions. We will provide prior written notice in the event that we decide to exercise our right to increase the annual charge for this rider.
If you have the Liquidity Max benefit and you make a full or partial surrender, there are no surrender charges for the amount(s) surrendered.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Variable Options

The following is a list of underlying mutual funds available under the Contract. More information about the underlying funds is available in the underlying mutual fund statutory and summary prospectuses, which may be amended from time to time and can be found online at http://www.principal.com/PivotSeriesReport.You can also request this information at no cost by calling 1-800-852-4450, or by sending a request to annuityinternet@principal.com.

The current expense and performance information below reflects fees and expenses of the underlying mutual funds but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations.

Type	Fund Name	Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Global Small/Mid Stock	ALPS Variable Investment Trust ALPS Global Opportunity Portfolio Class III [1,2]	ALPS Advisors, Inc./ Morningstar Investment Management, LLC	2.11%	1.36%	6.30%	9.36%
Moderate Allocation	American Funds Insurance Series® Asset Allocation Fund Class 4	Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
International Equity	American Funds Insurance Series® SMALLCAP World Fund Class 4 [1,15]	Capital Research and Management Company	1.15%	14.33%	0.23%	6.96%
Large Blend	American Funds Insurance Series® Growth-Income Fund Class 4	Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%

Moderate Allocation	American Funds Insurance Series® Managed Risk Asset Allocation Fund Class P2 [3]	Capital Research and Management Company/ Milliman Financial Risk Management, LLC	0.90%	11.67%	6.43%	7.17%
Moderately Aggressive Allocation	American Funds Insurance Series® Managed Risk Growth Fund Class P2 [3]	Capital Research and Management Company/ Milliman Financial Risk Management, LLC	0.93%	13.41%	7.96%	11.74%
Global Allocation	American Funds Insurance Series® Managed Risk EUPACFund Class P2 [1,3]	Capital Research and Management Company/ Milliman Financial Risk Management, LLC	1.06%	15.09%	(0.29)%	2.90%
International Equity	American Funds Insurance Series® New World Fund ® Class 4 [1,2]	Capital Research and Management Company	1.07%	27.92%	5.06%	8.98%
Large U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund Class 4 [1,2]	Capital Research and Management Company	0.75%	16.90%	13.60%	12.08%
Moderate Allocation	BlackRock Variable Series Funds, Inc. 40/60 Target Allocation ETF V.I. Fund Class III [2,3]	BlackRock Advisors, LLC	0.33%	15.37%	7.05%	8.45%
Mid-Cap Blend	BlackRock Variable Series Funds, Inc. Advantage SMID Cap V.I. Fund Class III [2]	BlackRock Advisors, LLC	0.80%	10.87%	6.77%	10.85%
Global Allocation	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III [2]	BlackRock Advisors, LLC/ BlackRock (Singapore) Limited BlackRock International Limited	1.01%	19.42%	5.51%	7.33%

Small/Mid U.S. Equity	BNY Mellon Investment Portfolios MidCap Stock Portfolio Service Shares [1,2]	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.05%	9.81%	9.39%	8.51%
Fixed Income	Calvert Variable Trust, Inc. CVT EAFE International Index Portfolio Class F [1,2]	Calvert Research and Management	0.68%	30.64%	8.31%	7.63%
Fixed Income	Calvert Variable Trust, Inc. CVT Investment Grade Bond Index Portfolio Class F [1,2]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.57%	6.64%	(0.68)%	1.62%
Large Growth	Calvert Variable Trust, Inc. CVT Nasdaq 100 Index Portfolio Class F [2]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.74%	20.10%	14.45%	18.79%
Small/Mid U.S. Equity	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio Class F [1,2]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.60%	12.23%	5.62%	9.08%
Small/Mid U.S. Equity	Calvert Variable Trust, Inc. CVT S&P MidCap 400 Index Portfolio Class F [1,2]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.53%	6.92%	8.55%	10.13%
Small Value	Columbia Funds Variable Insurance Trust Small Cap Value Discovery Fund Class 2 [1,2,16]	Columbia Wanger Asset Management, LLC	1.05%	14.66%	12.19%	11.20%
Short-Term Bond	Columbia Funds Variable Insurance Trust II Select Short Corporate Income Fund Class 2 [1,2,17]	Columbia Management Investment Advisers, LLC	0.66%	600.00%	190.00%	2.94

Other - Multinarrative	Deutsche DWS Variable Series II DWS Alternative Asset Allocation VIP Class B [3]	DWS Investment Management Americas, Inc../ RREEF American L.L.C.	1.31%	10.03%	4.88%	4.52%
Small/Mid U.S. Equity	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B [2]	DWS Investment Management Americas, Inc.	1.17%	17.85%	9.27%	7.18%
Convertibles	EQ Advisors Trust SM 1290 VT Convertible Securities Portfolio Class IB [1,2]	Equitable Investment Management Group, LLC/ SSGA Funds Management, Inc.	0.90%	15.79%	2.91%	8.89%
Small Blend	EQ Advisors Trust SM 1290 VT GAMCO Small Company Value Portfolio Class IB	Equitable Investment Management Group, LLC/ GAMCO Asset Management, Inc.	1.05%	12.82%	11.24%	10.77%
Small Growth	EQ Advisors Trust SM 1290 VT Micro Cap Portfolio Class IB [1,2]	Equitable Investment Management Group, LLC/ Lord, Abbett & Co. LLC	1.15%	16.42%	4.31%	12.26%
Global Large - Stock Blend	EQ Advisors Trust SM 1290 VT SmartBeta Equity ESG Portfolio Class IB [2]	Equitable Investment Management Group, LLC/ AXA Investment Managers US Inc.	1.10%	13.95%	10.21%	10.74%
Large Blend	EQ Advisors Trust SM 1290 VT Socially Responsible Portfolio Class IB	Equitable Investment Management Group, LLC/ BlackRock Investment Management, LLC	0.90%	17.23%	13.04%	13.83%

Foreign Large Growth	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Overseas Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.97%	20.05%	6.35%	7.66%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.79%	21.24%	15.08%	15.49%

Other - Equity Energy	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.85%	10.34%	23.86%	7.69%
Other - Health	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Health Care Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.84%	14.10%	3.92%

Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust III Fidelity® VIP Mid Cap Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.80%	11.49%	9.83%	10.31%
Target-Date 2020	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2020 Portfolio SM Service Class 2 [3]	Fidelity Management & Research Company, LLC	0.69%	12.99%	4.57%	7.11%
Target-Date 2030	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2030 Portfolio SM Service Class 2 [3]	Fidelity Management & Research Company, LLC	0.71%	15.16%	5.98%	8.61%
Target-Date 2040	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2040 Portfolio SM Service Class 2 [3]	Fidelity Management & Research Company, LLC	0.82%	18.44%	8.73%	10.59%
Target-Date 2050	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2050 Portfolio SM Service Class 2 [3]	Fidelity Management & Research Company, LLC	0.85%	19.50%	9.15%	10.81%

Money Market	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.50%	3.86%	2.90%	1.83%
Global Real Estate	Franklin Templeton Variable Insurance Product Trust Franklin Global Real Estate VIP Fund Class 2 [1,2]	Franklin Advisers, Inc.	1.25%	7.93%	2.36%	3.03%
Balanced/Asset Allocation	Franklin Templeton Variable Insurance Product Trust Franklin Income VIP Fund Class 4 [2]	Franklin Advisers, Inc.	0.82%	12.40%	7.54%	7.19%
Large U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Rising Dividends VIP Fund Class 4 [2]	Franklin Advisers, Inc.	0.99%	11.70%	9.38%	11.98%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Franklin U.S. Government Securities VIP Fund Class 2	Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 4 [1,2]	Templeton Asset Management, Ltd.	0.85%	15.56%	(1.05)%	(0.25)%
Mid-Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs Mid Cap Value Fund Service Shares [1,2]	Goldman Sachs Asset Management, L.P.	1.06%	9.13%	9.77%	9.75%

Small/Mid U.S. Equity	Goldman Sachs Variable Insurance Trust Goldman Sachs Small Cap Equity Insights Fund Service Shares [1,2]	Goldman Sachs Asset Management, L.P.	1.06%	15.82%	10.19%	10.57%
Bank Loan	Guggenheim Variable Funds Trust Series F (Floating Rate Strategies Series) Gugg VT [1,2]	Guggenheim Partners Investment Management, LLC	1.15%	3.57%	4.56%	4.12%
Tactical Allocation	Invesco Variable Insurance Funds Invesco V.I. Balanced-Risk Allocation Fund Series II [1,2,3]	Invesco Advisers, Inc.	1.13%	8.69%	2.27%	4.91%
International Equity	Invesco Variable Insurance Funds Invesco V.I. EQV International Equity Fund Series II	Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.95%
Other - Health	Invesco Variable Insurance Funds Invesco V.I. Health Care Fund Series II [7]	Invesco Advisers, Inc.	1.24%	15.08%	3.54%	6.31%
International Equity	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1,2]	Janus Henderson Investors US LLC	0.99%	17.26%
Balanced/Asset Allocation	Janus Aspen Series Trust Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Small/Mid U.S. Equity	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Fixed Income	Janus Aspen Series Trust Janus Henderson Flexible Bond Portfolio Service Shares [1,2]	Janus Henderson Investors US LLC	0.82%	7.22%	(0.47)%	2.07%
Other - Technology	Janus Aspen Series Trust Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%

Small/Mid U.S. Equity	Legg Mason Partners Variable Income Trust ClearBridge Variable Small Cap Growth Portfolio Class II	Franklin Templeton Fund Adviser, LLC/ ClearBridge Investments, LLC	1.06%	8.97%	(0.40)%	9.11%
Inflation - Protected Bond	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class [2]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.72%	6.33%	0.62%	2.61%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Value Fund Service Class [2]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.86%	15.85%	11.47%	10.07%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [1,2]	Massachusetts Financial Services Company	1.12%	12.56%	(0.54)%	10.46%
Other - Utilities	MFS® Variable Insurance Trust MFS® Utilities Series Service Class [1,2]	Massachusetts Financial Services Company	1.03%	14.76%	7.38%	9.22%
International Equity	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio Service Class [1,2,9]	Massachusetts Financial Services Company	1.14%	32.96%	7.02%	9.68%
Small/Mid U.S. Equity	Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio Class S [1,2]	Neuberger Berman Investment Advisers, LLC	1.11%	5.23%	4.27%	10.71%
Large U.S. Equity	Neuberger Berman Advisers Management Trust Quality Equity Portfolio Class S [8]	Neuberger Berman Investment Advisers, LLC	1.12%	13.43%	12.54%	12.66%
Aggressive Allocation	Northern Lights Variable Trust TOPS TM Aggressive ETF Portfolio Investor Class [3,12]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	18.53%	9.15%	9.99%

Moderate Allocation	Northern Lights Variable Trust TOPS TM Balanced ETF Portfolio Investor Class [3]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	12.59%	5.26%	6.10%
Moderately Conservative Allocation	Northern Lights Variable Trust TOPS TM Conservative ETF Portfolio Investor Class [3]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.81%	9.76%	4.09%	4.77%
Moderately Aggressive Allocation	Northern Lights Variable Trust TOPS TM Moderately Aggressive ETF Portfolio Investor Class [3,13]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	17.74%	8.30%	9.12%
Moderate Allocation	Northern Lights Variable Trust TOPS TM Moderate ETF Portfolio Investor Class [14]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.78%	14.87%	6.66%	7.63%
Balance/ Asset Allocation	PIMCO Variable Insurance Trust PIMCO All Asset Portfolio Advisor Class [1,2,3]	Pacific Investment Management Company, LLC	2.23%	14.19%	5.49%	6.67%
Other - Commodities	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn®Strategy Portfolio M Class	Pacific Investment Management Company, LLC	1.06%	18.70%	10.24%	6.22%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Emerging Markets Bond Portfolio Administrative Class	Pacific Investment Management Company, LLC	1.17%	14.98%	2.44%	5.06%
Fixed Income	PIMCO Variable Insurance Trust PIMCO High Yield Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.81%	8.95%	3.97%	5.57%
Short-Term Fixed Income	PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio Advisor Class	Pacific Investment Management Company, LLC	0.76%	5.42%	1.47%	1.69%

Fixed Income	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.73%	8.89%	0.02%	2.36%
Large Growth	Principal Variable Contract Funds, Inc. PVC – Blue Chip Account Class 2 [1]	Principal Global Investors, LLC	0.90%	9.32%	9.56%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Core Plus Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.46%	(0.48)%	2.36%
Moderately Conservative Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Balanced Adaptive Allocation Account Class 2 [3,11]	Principal Global Investors, LLCT	0.53%	7.00%	4.50%
Moderate Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Growth Adaptive Allocation Account Class 2 [3,10]	Principal Global Investors, LLC	0.53%	7.31%	6.13%
International Equity	Principal Variable Contract Funds, Inc. PVC – Diversified International Account Class 1 [6]	Principal Global Investors, LLC	0.86%	32.36%	7.40%	8.08%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 2	Principal Global Investors, LLC	0.73%	15.25%	9.94%	11.24%
International Equity	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1 [6]	Principal Global Investors, LLC	1.12%	37.27%	5.06%	8.12%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.91%	(0.23)%	1.26%

Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1 [1,2]	Principal Global Investors, LLC/ Brown Advisory, LLC Los Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.	0.67%	11.39%	9.44%	15.00%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 2	Principal Global Investors, LLC	0.45%	17.31%	13.85%	14.22%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 2	Principal Global Investors, LLC	0.78%	1.52%	8.06%	12.30%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 2	Principal Global Investors, LLC	0.88%	13.22%	13.53%	14.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1 [3,6]	Principal Global Investors, LLC	0.47%	11.33%	4.65%	6.77%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account Class 1 [3,6]	Principal Global Investors, LLC	0.50%	13.21%	5.91%	8.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1 [3,6]	Principal Global Investors, LLC	0.54%	15.57%	7.56%	9.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1 [3,6]	Principal Global Investors, LLC	0.58%	17.50%	8.77%	10.22%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 2	Principal Global Investors, LLC/ Principal Real Estate investors, LLC	1.03%	0.92%	4.61%	5.67%

Short - Term Fixed Income	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1	Principal Global Investors, LLC	0.42%	5.48%	2.33%	2.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 2	Principal Global Investors, LLC	1.10%	14.78%	6.02%	9.29%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 2 [3]	Principal Global Investors, LLC	0.93%	13.65%	6.99%	8.01%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 2 [3]	Principal Global Investors, LLC	0.92%	11.28%	4.78%	6.12%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 2 [3]	Principal Global Investors, LLC	0.97%	15.31%	8.74%	9.67%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 2 [3]	Principal Global Investors, LLC	0.90%	9.61%	3.31%	4.85%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 2 [3]	Principal Global Investors, LLC	1.00%	16.61%	9.88%	10.69%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer April Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.98%	11.95%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer January Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.99%	12.74%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer July Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLCT.	1.00%	13.26%

Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer October Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.99%	13.10%
Other - Natural Resources	Rydex Variable Trust Basic Materials Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.78%	32.89%	9.42%	11.58%
Commodities Broad Basket	Rydex Variable Trust Commodities Strategy Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.73%	4.89%	12.80%	4.76%
Systematic Trend	Rydex Variable Trust Global Managed Futures Strategy Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	2.18%	3.65%	3.94%	1.27%
Multistrategy	Rydex Variable Trust Multi-Hedge Strategies Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.75%	1.25%	1.23%	1.62%
Large Growth	Rydex Variable Trust NASDAQ-100® Fund Rydex VT [1]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.76%	19.04%	13.32%	17.60%
Large Growth	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio - II II Class	T. Rowe Price	1.00%	18.43%	11.41%	15.25%
Equity - Precious Metals	VanEck Variable Insurance Products Trust VanEck VIP Global Gold Fund Class S [1,2]	VanEck Associates Corporation	1.30%	164.43%	20.00%	20.89%
Other - Natural Resources	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Class S	VanEck Associates Corporation	1.32%	36.17%	10.24%	8.06%
Event Driven	Virtus Variable Insurance Funds The Merger Fund® VL [1,2]	Virtus Investment Advisers, LLC/ Westchester Capital Management	1.43%	8.54%	3.64%	4.37%

The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
2. This Fund pays 12b-1 fees to Principal Securities, Inc. ("PSI").
3. This Fund is a fund of funds. The funds of funds expenses may be higher than other fund types because the expenses of the selected Fund include the expenses of the funds it holds.
4. This Fund is not available in the state of New York.
5. This Fund may not be available through all broker-dealers.
6. This Fund is closed to new investors with an application signature date of June 8, 2019, and after.
7. This Fund is closed to new investors with an application signature date of June 4, 2022 and after.
8. Prior to July 28, 2025, the name of this fund was the AMT Sustainable Equity Portfolio.
9. Prior to April 30, 2026, the name of this fund was the MFS ® International Intrinsic Value Portfolio.
10. On or about May 1, 2026, the PVC Diversified Growth Strategic Allocation Account merged into the PVC Diversified Growth Adaptive Allocation Account.
11. On or about May 1, 2026, the PVC Diversified Balanced Strategic Allocation Account merged into the PVC Diversified Balanced Adaptive Allocation Account.
12. Prior to May 1, 2026, the name of this fund was the TOPS ® Aggressive Growth ETF Portfolio.
13. Prior to May 1, 2026, the name of this fund was the TOPS ® Growth ETF Portfolio.
14. Prior to May 1, 2026, the name of this fund was the TOPS ® Moderate Growth ETF Portfolio.
15. Prior to May 1, 2026, the name of this fund was the AFIS Global Small Capitalization Fund.
16. Prior to May 1, 2026, the name of this fund was the Columbia Variable Portfolio Small Cap Value Fund.
17. Prior to May 1, 2026, the name of this fund was the Columbia Variable Portfolio Limited Duration Credit Fund.

Variable Option [Line Items]
Prospectuses Available [Text Block]
Variable Options

The following is a list of underlying mutual funds available under the Contract. More information about the underlying funds is available in the underlying mutual fund statutory and summary prospectuses, which may be amended from time to time and can be found online at http://www.principal.com/PivotSeriesReport.You can also request this information at no cost by calling 1-800-852-4450, or by sending a request to annuityinternet@principal.com.

The current expense and performance information below reflects fees and expenses of the underlying mutual funds but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations.

Temporary Fee Reductions, Current Expenses [Text Block]	The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
C000117907 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
C000126055 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
C000126057 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
C000007940 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited BlackRock International Limited
C000007612 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
C000164865 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
C000164864 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
C000030372 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
C000053062 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
C000077948 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF American L.L.C.
C000131492 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
C000024888 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
C000138906 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	Lord, Abbett & Co. LLC
C000131494 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
C000024583 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
C000020992 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)
C000021009 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)
C000021045 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)
C000021082 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)
C000211329 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)
C000048776 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)
C000047263 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
C000087493 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
C000247652 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
C000158839 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
C000158836 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
C000158835 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
C000158837 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
C000158838 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
C000020930 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Portfolio Company Subadviser [Text Block]	Brown Advisory, LLC Los Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.
C000038552 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Portfolio Company Subadviser [Text Block]	Principal Real Estate investors, LLC
Previously Offered [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Other Amount) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.00%
Previously Offered, Two [Member]
Item 3. Key Information [Line Items]
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.15%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.15%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Beneficiaries receive this death benefit upon death of owner if an optional death benefit was not purchased.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Partial surrenders and partial annuitizations could significantly reduce the benefit.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]
Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT - Delay of Payments).
NOTE:    Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, only one beneficiary must provide a document showing proof of death. Each beneficiary’s portion of the Contract death benefit (not including any deferred income death benefit) remains invested in the divisions until the valuation period during which we receive the required documents. A beneficiary will be paid at the time he or she provides the required documents, including a claim form. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated. However, if deferred income transfers have been made, see Flexible Pension Builder Rider.
Standard Death Benefit
The standard death benefit is automatically included at no additional cost with your Contract if you do not elect one of the optional death benefit riders. The standard death benefit is equal to your accumulated value on the date we receive proof of death and all required documents.
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, election of the Return of Premium Death Benefit or the Annual Step-Up Death Benefit may be required by certain broker dealers. There is a charge for the additional death benefit that is deducted each calendar quarter.

Unscheduled Partial Surrender [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Unscheduled Transfer [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.
State Premium Taxes [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee, Current [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.
Base Contract Expenses [Member]
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.75%
Base Contract Expense (of Average Account Value), Current [Percent]	0.75%
Offered Starting [Date]	May 01, 2018
Base Contract Expenses [Member] | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.45%
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
Offered Starting [Date]	Apr. 06, 2017
Offered Ending [Date]	May 01, 2018
Base Contract Expenses [Member] | Previously Offered, Two [Member]
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.45%
Base Contract Expense (of Average Account Value), Current [Percent]	1.15%
Offered Ending [Date]	Apr. 06, 2017
Return Of Premium Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Offered Starting [Date]	Apr. 06, 2017
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017
Purpose of Benefit [Text Block]	Potential for larger death benefit than the standard death benefit
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]
•Partial surrenders and partial annuitizations could significantly reduce the benefit, and the reduction could be greater than the amount withdrawn.

•Certain age limitations apply. See Death Benefit in this section.

•Only one optional death benefit may be elected.
•Once the rider is terminated, it may not be reinstated.
Name of Benefit [Text Block]	Return of Premium Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017
Operation of Benefit [Text Block]
Return of Premium Death Benefit
The Return of Premium Death Benefit is an optional death benefit rider offered at the time of purchase. There is an additional charge for the optional Return of Premium Death Benefit rider. See the table at the beginning of this section for more information.
If you elected this rider, the death benefit amount is the greater of a or b, where:
a =    the accumulated value on the date we receive proof of death and all required documents; and
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents.
NOTE:     If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in Flexible Pension Builder Rider in this section, this amount will impact the above death benefit similar to premium payments.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x =    the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y =    the accumulated value immediately prior to the partial surrender or partial annuitization; and
z =    the amount determined in b above immediately prior to the partial surrender or partial annuitization.
Example:    Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amount determined in b above by 20%.

Return Of Premium Death Benefit [Member] | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Offered Ending [Date]	Apr. 06, 2017
Item 10. Benefits Available [Line Items]
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Annual Step-Up Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Offered Starting [Date]	Apr. 06, 2017
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Annual Step-Up Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017
Purpose of Benefit [Text Block]	Potential for larger death benefit than the standard death benefit
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Brief Restrictions / Limitations [Text Block]
•Partial surrenders and partial annuitizations could significantly reduce the benefit, and the reduction could be greater than the amount withdrawn.

•Certain age limitations apply. See Death Benefit in this section.

•Only one optional death benefit may be elected.

•Once the rider is terminated, it may not be reinstated.

Name of Benefit [Text Block]	Annual Step-Up Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017
Operation of Benefit [Text Block]
Annual Step-Up Death Benefit
The Annual Step-Up Death Benefit is an optional death benefit rider offered at the time of Contract issue. There is an additional charge for the optional Annual Step-Up Death Benefit rider. See the table at the beginning of this section for more information.
If you elected this rider, the death benefit amount is the greatest of a, b or c, where:
a =    the accumulated value on the date we receive proof of death and all required documents;
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c =    the highest accumulated value on any Contract anniversary prior to the Lock-In Date plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.
For applications signed before April 6, 2017, the Lock-In Date is the Contract anniversary following the oldest owner's 80th birthday (or annuitant, if non-natural owner).
For applications signed on or after April 6, 2017, the Lock-In Date is the later of the Contract anniversary following the oldest owner’s 80th birthday (or annuitant, if non-natural owner) or five years after the Contract issue date.
After the Lock-In Date, but prior to the annuitization date, the amount determined in c above will only be increased by any premium payments made since the Lock-In Date, and decreased by an adjustment for each partial surrender and/or partial annuitization made since the Lock-In Date.
NOTE:     If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in Flexible Pension Builder Rider in this section, this amount will impact the above death benefit similar to premium payments.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x =    the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y =    the accumulated value immediately prior to the partial surrender or partial annuitization; and
z =    the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.
Example:    Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.

Annual Step-Up Death Benefit [Member] | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Offered Ending [Date]	Apr. 06, 2017
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Liquidity Max [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Liquidity Max (not available for applications signed on or after April 6, 2017)
Purpose of Benefit [Text Block]	Allows you to make full and partial surrenders free of the surrender charge.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Surrenders are still subject to other applicable fees and taxes.
Name of Benefit [Text Block]	Liquidity Max (not available for applications signed on or after April 6, 2017)
Operation of Benefit [Text Block]
Liquidity Max (not available for applications signed on or after April 6, 2017)
The current annual charge for this rider is 0.25% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 0.55% of the average daily net assets of the Separate Account divisions. We will provide prior written notice in the event that we decide to exercise our right to increase the annual charge for this rider.
If you have the Liquidity Max benefit and you make a full or partial surrender, there are no surrender charges for the amount(s) surrendered.

Liquidity Max [Member] | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	55.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	25.00%
Offered Ending [Date]	Apr. 06, 2017
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	55.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	25.00%
Flexible Pension Builder Rider (f/k/a Deferred Income Rider) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Flexible Pension Builder Rider (f/k/a Deferred Income Rider)
Purpose of Benefit [Text Block]	Allows owner to make deferred income transfers during accumulation phase to purchase future deferred income payments.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Can’t make deferred income transfers until after second Contract anniversary.
•Deferred income transfers may not be surrendered after the cancellation period.
•The deferred income payment option cannot be changed.
•Deferred income transfers are treated as partial surrenders and will be subject to premium taxes.
•If you cancel a deferred income transfer, you may not make another deferred income transfer for 90 days.

•Minimum initial deferred transfer: $5,000.
•Minimum subsequent deferred transfer(s): $1,000.
•For other limitations, see Flexible Pension Builder Rider in this section.

Name of Benefit [Text Block]	Flexible Pension Builder Rider (f/k/a Deferred Income Rider)
Operation of Benefit [Text Block]
Flexible Pension Builder Rider
The Flexible Pension Builder Rider is automatically issued at no additional cost when:
•the owner and annuitant are the same (except for a non-natural owner);
•the Contract does not have joint owners and/or joint annuitants; and
•for qualified contracts, the issue age is less than 67.
This rider allows you to move all or a portion of your accumulated value to a deferred income payment option, which provides you a stream of income payments starting on the income start date. You may not make any deferred income transfers until after the second Contract anniversary. Deferred income transfers are not subject to surrender charges.
Before making deferred income transfers, you should consider your liquidity needs because deferred income transfers cannot be surrendered; those amounts are accessible only through the future stream of fixed income payments created by deferred income transfers.
When a deferred income transfer is made, amounts in your Contract are moved from the Separate Account divisions to the General Account. With the amounts in the Separate Account divisions, you receive the benefit of investment gain or risk of investment loss rather than the Company. The deferred income transfers are maintained in our General Account and are guaranteed solely by the claims-paying ability of Principal Life Insurance Company.
While we guarantee future deferred income payments based on amounts transferred to the Flexible Pension Builder Rider and a variety of other factors, as described in this prospectus, we do not guarantee that the deferred income payments will be sufficient to provide you with a secure retirement. The level of deferred income payments necessary to secure your future is a subjective determination that only you, in conjunction with your financial professional, can make. As a result, we strongly recommend that you consult with your financial professional when determining the amount and timing of the deferred income transfers.
Flexible Pension Builder Rider Terms
We use the following definitions to describe the features of this rider.
deferred income death benefit - death benefit payable under the Flexible Pension Builder Rider if death occurs prior to the income start date. This death benefit equals the total of deferred income transfers made unless the Roll-up Death Benefit (f/k/a Annual Increase Death Benefit) is elected. If you elect the Roll-up Death Benefit, each deferred income transfer is accumulated at the annual interest rate you elect at the time of the first deferred income transfer. Interest is credited on a daily basis and compounded annually. Interest is credited starting on the date of each deferred income transfer and stops accruing on the date of death.
deferred income payment option - an option under which deferred income payments are made in accordance with the provisions of the rider. The list of available options is set forth in the deferred income payment options provision. The deferred income payment option is elected at the time of the initial deferred income transfer request. After the initial deferred income transfer has been processed and the 10 day cancellation period has expired, the deferred income payment option cannot be changed.
deferred income transfers - moving a portion of your accumulated value to purchase a deferred income payment.
designated payee - the person(s) you name to receive deferred income payments. In the absence of a named designated payee, you will receive the deferred income payments.
deferred income payment - the periodic amount payable by us under the rider.
inactive contract status - this status applies when at least one deferred income transfer has been made and the Contract accumulated value is reduced to zero. Except for the Flexible Pension Builder Rider and its benefits, all other rights and benefits under the Contract (including death benefits) end, and no additional premium payments will be accepted.
income start date - the date deferred income payments begin. You select the income start date at the time of your initial deferred income transfer request. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 72 (for qualified).
remaining guaranteed benefit - the benefit, if any, to be paid if the annuitant dies after the income start date. The remaining guaranteed benefit, if any, is described in the applicable deferred income payment option.
Deferred Income Transfers
If your contract includes the Flexible Pension Builder Rider, you may make deferred income transfers. Deferred income transfer amounts are used to determine the amount of the deferred income payments.
•Deferred income transfers will be treated as partial surrenders under the contract.
•Deferred income transfers are not subject to surrender charges and neither federal nor state income taxes are withheld; however, deferred income transfers are subject to applicable premium taxes.
•Deferred income transfers are not allowed during the first two contract years.
•You cannot make deferred income transfers if there are joint owners and/or joint annuitants.
•You can make deferred income transfers only when the owner and annuitant are the same (except for a non-natural owner, in which case they can be different).
•If there is an ownership change after deferred income transfers have been made, no additional deferred income transfers can be made.
•Deferred income transfer amounts are calculated using the price next determined after we receive your request in good order.
•Minimum initial deferred income transfer is $5,000 and $1,000 for each subsequent deferred income transfer.
•Maximum number of deferred income transfers is 15 per year and 125 total for the life of the Contract.
•The deferred income transfers may be canceled within 10 days after receipt of the deferred income confirmation. After these 10 days, you cannot access these amounts except through receipt of the future stream of income payments under the deferred income payment option you elected. The deferred income transfers are maintained in the Company’s General Account and are guaranteed solely by the claims paying ability of the Company.
Initial Deferred Income Transfer
The initial deferred income transfer cannot be made prior to the second Contract anniversary and must meet the deferred income transfer limits. At the time of the initial deferred income transfer, you will select the deferred income payment option, the frequency of deferred income payments, and the income start date. At this time, you may also select one of the optional cost of living adjustment features described later in this section. The deferred income payments will be based on the annuitant under the Contract at the time of the initial deferred income transfer. Unless the initial deferred income transfer is canceled as described in this section, the annuitant cannot be changed once the initial deferred income transfer has been made.
Subsequent Deferred Income Transfers
You may make one or more deferred income transfers after the initial deferred income transfer; however, all deferred income transfers must occur at least 13 contract months prior to the income start date. For each additional deferred income transfer after the initial deferred income transfer, we will use the then current purchase rates to determine the additional deferred income payment amount. However, deferred income payments purchased by additional deferred income transfers will not be less than those that would be purchased for any paid-up deferred annuity contract we offer at the same time to the same class of annuitants.
Deferred income transfers made after the initial deferred income transfer will not change the income start date, the deferred income payment option, or the frequency of deferred income payments.
Deferred Income Transfer Cancellation Period
When you make a deferred income transfer, we will provide written acknowledgement of the deferred income transfer amount. This acknowledgement will include the amount of the deferred income transfer, the amount by which the deferred income payment increased, the deferred income payment option and income start date. Within 10 days after you receive the acknowledgment, you may cancel the additional deferred income transfer. If a deferred income transfer is canceled, we will allocate that deferred income transfer amount to the investment options according to the premium allocation instructions on file or as you instruct us. The deferred income transfer amount will be allocated to the investment options on the next valuation period after your cancellation request is received in good order. If you cancel a deferred income transfer, you may not make another deferred income transfer for 90 days from the date that the deferred income transfer was canceled.
Inactive Contract Status (only for contracts with the Flexible Pension Builder Rider)
In the event that the Contract accumulated value reduces to zero, and deferred income transfers have been made, the Flexible Pension Builder Rider benefits will continue, but all other rights and benefits under the Contract (including the death benefits) will end, and no additional premium payments will be accepted.
Income Start Date
Deferred income payments will begin on the income start date you select. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 72 (for qualified).
Income Start Date Change
While this rider is in force and prior to the initial income start date, you may make a one-time election to change the original income start date. The original income start date may be accelerated or deferred. If the income start date is accelerated, the new income start date must be within 5 contract years prior to the original income start date but no earlier than 13 contract months after the last deferred income transfer. If the income start date is deferred, the new income start date must be within the earlier of (a) 5 contract years after the original income start date; or (b) age 95 (for non-qualified) or age 72 (for qualified).
To accelerate the income start date, your election must be made at least 60 days prior to the new income start date. To defer the income start date, your election must be made at least 60 days prior to the original income start date. The change will be effective on the date we receive your notice.
If you change the income start date, future deferred income payments will also change. A change to an earlier date may result in a decrease in the deferred income payment amount and a change to a later date may result in an increase in the deferred income payment amount. Deferred income payments will be adjusted based on the mortality table, interest rate, and interest rate change adjustment shown on the data page such that the current value of the new deferred income payments with the new income start date is equivalent to the value of the original deferred income payments with the original income start date.
Deferred income payments adjusted because of an income start date change will comply with IRS required minimum distribution rules.
An income start date change will not change the deferred income payment option or the frequency of deferred income payments.
Deferred Income Payments
If the annuitant is alive on the income start date, we will begin paying deferred income payments to you or your designated payee.
Deferred income payments are based on:
1.The deferred income transfers made;
2.The income start date you selected;
3.The deferred income payment option and the frequency of deferred income payments you elected;
4.The annuitant's gender (unless not permitted under applicable unisex laws) and attained age for each deferred income transfer made; and
5.The current interest rate environment for each deferred income transfer made.
The amount of your deferred income payment will be provided in a confirmation after each deferred income transfer.
It is possible that the deferred income payment amount you will receive may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a deferred income transfer, you should consider payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.
Deferred Income Payment Options
You may elect to receive deferred income payments from one of the following deferred income payment options.
SINGLE LIFE INCOME: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. There is no remaining guaranteed benefit payable under this deferred income payment option when the annuitant dies.
SINGLE LIFE INCOME WITH GUARANTEED PERIOD: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. You may select a guaranteed period between 5 and 30 years. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
SINGLE LIFE INCOME WITH CASH REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is paid as a lump sum and is the total of all deferred income transfers made since the contract issue date less the total of all deferred income payments received since the income start date.
SINGLE LIFE INCOME WITH INSTALLMENT REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment at the same frequency until the total of all deferred income payments made since the income start date equals the total of all deferred income transfers received since the contract issue date. If the period required to pay the remaining guaranteed benefit is longer than allowed by law, we will pay a commuted value at the end of that shorter period.
FIXED PERIOD INCOME: Beginning on the income start date, we will pay the deferred income payment for the term of the fixed period, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
Deferred Income Payment Advancement
The deferred income payment advancement feature is not available prior to the income start date. Advanced deferred income payments are only available if deferred income payments are being paid monthly and the contract is not subject to required minimum distribution rules established under the Internal Revenue Service.
After the income start date, you may elect to receive a lump sum payment of up to six deferred income payments in advance by providing notice to us. You will not receive deferred income payments during the months for which payments have been advanced.
You may receive advanced deferred income payments in a lump sum four times during the life of the contract. Monthly deferred income payments must resume before you will be allowed to exercise this option again.
If the annuitant dies before monthly deferred income payments resume, any advanced deferred income payments that would not have been paid after the death of the annuitant must be returned to us.
Please consult a tax advisor about any possible tax consequences before you exercise this option.
Optional Cost of Living Adjustment Features
At the time of the initial deferred income transfer, you may elect one of the optional cost of living adjustment features in this section. This election will apply to all deferred income transfers and cannot be changed. After the income start date, these features allow for potential increases to the deferred income payment amounts you receive. While there is no charge for these features, the election of either of these features will result in a lower deferred income payment in the early years that deferred income payments are made than if you had not elected the feature.
Optional CPI-U Based Adjustment
At the time of the initial deferred income transfer, you may elect a deferred income payment adjustment based on the all-item Consumer Price Index for All Urban Consumers (CPI-U), as published by the United States Department of Labor. If you elect the optional CPI-U based adjustment feature, you may not elect the optional fixed percentage adjustment feature described in this section.
If you elect this optional feature, on each anniversary of the income start date, we will determine a new deferred income payment equal to:
1.The deferred income payment on the income start date, multiplied by
2.The CPI-U value for the month that is three calendar months preceding the current anniversary of the income start date, divided by
3.The CPI-U value for the month that is three calendar months preceding the income start date.
If the new deferred income payment would be less than the current deferred income payment, no change will be made.
If the originally published CPI-U value for any month is later revised, we will not recalculate the value.
We reserve the right to substitute what we believe is an appropriate index for the CPI-U if:
1.The CPI-U is discontinued, delayed, or otherwise not available for this use; or
2.The composition or base of, or method of calculating, the CPI-U changes so that we consider it not appropriate for calculating future changes.
Optional Fixed Percentage Adjustment
At the time of the initial deferred income transfer, you may elect an annual deferred income payment adjustment based on a fixed percentage. You may elect a fixed percentage between 1% and 5% (whole percentages only) on which the adjustment will be based. Once elected, the fixed percentage is set and may not be changed. If you elect the optional fixed percentage adjustment feature, you may not elect the optional CPI-U based adjustment feature previously described.
If you elect this optional feature, on each anniversary of the income start date, the deferred income payment will increase by the fixed percentage you elected. On each anniversary of the income start date, the deferred income payment for that year equals the prior year’s deferred income payment multiplied by (1 + the fixed percentage).
Death Provisions of the Flexible Pension Builder Rider
Death Occurs Prior to the Income Start Date
Prior to the income start date, upon the death of the owner who is also the annuitant and causes a death benefit to be payable under the Contract, this rider terminates and any deferred income death benefit will be added to the death benefit provided under the Contract. If the spouse continues the Contract, the rider also terminates and any deferred income death benefit will be added to the death benefit provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of an owner who is not also the annuitant, this rider terminates and the deferred income death benefit will be added to the death benefit otherwise provided under the Contract. However, if the spouse continues the Contract, the deferred income death benefit is not payable and the benefits under this rider will continue.
Prior to the income start date, upon the death of the annuitant who is not also the owner and does not cause a death benefit to be payable under the Contract, this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of the annuitant who is not also the owner and causes a death benefit to be payable under the Contract (non-natural owner), this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract.
In the event a death benefit is paid under this rider prior to the income start date and the accumulated value of the Contract is zero, any death benefit payable under this rider will be paid to any beneficiary(ies) in a lump sum.
Death Occurs After the Income Start Date
Upon the death of the annuitant on or after the income start date, deferred income payments will stop unless such death occurs prior to the deferred income payment guaranteed period end date or there is a remaining guaranteed death benefit. In that case, deferred income payments will continue to be paid to the designated beneficiary as described in the applicable deferred income payment option provision.
Upon the death of an owner on or after the income start date, any remaining portion of the interest in the deferred income payments will be distributed at least as rapidly as under the method of distribution used as of the date of death.
Notice of Death
We must be notified immediately of the death of any owner(s) and any annuitant(s). We are entitled to immediately recover any overpayment made because of failure to give us immediate notice of any such death. We are not responsible for any misdirected payments which result from a failure to immediately notify us of any such death.
Summary Report
When deferred income transfers have been made, at least once a year, we will send you a summary of the contract activity and values, including the following information:
1.The beginning and end dates of the current period;
2.The deferred income transfers made, by date received;
3.The deferred income payment purchased by each deferred income transfer during the current period;
4.The income start date;
5.The deferred income payment option; and
6.The amount of the deferred income death benefit, if any, at the end of the then current period.
Additional summaries will be provided to you upon request. Any charge associated with providing additional summaries will not exceed $25.00.
Termination
This rider will terminate when one of the following occurs:
1.The contract terminates; or
2.Upon a death that results in termination of this rider, as described in the Death Provisions of the Deferred Income Rider.
Delay of Deferred Income Transfer
Deferred income transfers are generally completed within seven calendar days after our receipt of your request. However, a deferred income transfer may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a mutual fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If a deferred income transfer is delayed, the deferred income transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your deferred income transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
Flexible Pension Builder Rider Example
Initial (and only) premium payment = $100,000
Annual returns on underlying investments in divisions during life of Contract = 5.00%
Dollar amount of partial surrenders from Contract (not including the deferred income transfers) during first ten contract years: $0.00
Contract Owner makes a one-time lump sum deferred income transfer of $50,000 into Flexible Pension Builder Rider on August 31 after owning Contract for five years. Elects to begin receiving monthly annuity payments from the Flexible Pension Builder Rider two years from date owner made the deferred income transfer.
Contract fully liquid accumulated value immediately before the deferred income transfer: $127,628
Contract fully liquid accumulated value immediately after the deferred income transfer: $77,628
Contract Owner will receive:
Guaranteed income amount from the Flexible Pension Builder Rider, which is based on: Owner’s gender (where allowed), age, income option, income start date, current interest rates, state of residence.

Automatic Portfolio Rebalancing [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Not available if you have arranged Dollar Cost Averaging transfers from the same division. •Can be elected quarterly, semi-annually or annually.
Name of Benefit [Text Block]	Automatic Portfolio Rebalancing
Operation of Benefit [Text Block]	Automatic Portfolio Rebalancing (APR) For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Dollar Cost Averaging [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Transfer date cannot be on the 29th, 30th or 31st. •Transfers must be monthly, quarterly, semi-annually or annually. •You must provide us notice when you want to stop the scheduled transfers.
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Scheduled Transfers (Dollar Cost Averaging) For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Waiver of Surrender Charge Rider [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Waiver of Surrender Charge Rider
Purpose of Benefit [Text Block]	Waives surrender charges in the event of a critical need.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Following conditions must be met: •Owner or Annuitant has “critical need” as defined in prospectus; and •Critical need did not exist before contract date.
Name of Benefit [Text Block]	Waiver of Surrender Charge Rider
Operation of Benefit [Text Block]	Waiver of Surrender Charge Rider For details about this benefit, see 7. CHARGES.
Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Death Benefit
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person. If you have a Flexible Pension Builder Rider and have made at least one deferred income transfer, your death benefits will differ. For more information, see Flexible Pension Builder Rider in this section.
Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, a death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply a death benefit under an annuity benefit payment option or receive a death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay a death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option. If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.
If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as the sole primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If...	And...	Then...
You are the sole owner	Your spouse is named as the sole primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving contingent beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Unless your spouse elects to continue the Contract, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the original owner's death.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.
Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the death of the first owner to die.

If the annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless the owner provided us with other written instructions.
Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Optional Death Benefit Riders [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Optional Death Benefit Riders
For applications signed before April 6, 2017, two optional death benefit riders were available as long as the oldest owner (or oldest annuitant if non-natural owner) was younger than age 71. For applications signed on or after April 6, 2017, two optional death benefit riders are available as long as the oldest owner (or oldest annuitant if non-natural owner) is younger than age 80. The two optional death benefit riders are the Return of Premium Death Benefit Rider and the Annual Step-Up Death Benefit Rider. You may elect only one optional death benefit rider and this election is only available when you purchase the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue and reserve the right to restrict the investment options available in one or both of these optional death benefit riders. If we exercise one or both of these rights, we will give written notice and our offer will not be unfairly discriminatory. There is an additional charge for the optional death benefit riders. See the table at the beginning of this section.
NOTE: If you do not elect one of the optional death benefit riders, the Standard Death Benefit will apply. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, election of the Return of Premium Death Benefit or the Annual Step-Up Death Benefit may be required by certain broker dealers. There is a charge for the additional death benefit that is deducted each calendar quarter.
When available, an optional death benefit rider can only be elected at the time the Contract is issued.
If you elect one of the optional death benefit riders, the rider will terminate on the earliest of the following:
1.    the date we receive your request in good order to cancel it in our office (you may terminate this rider at any time); or
2.    the death of the owner; or
3.    the date the Contract owner is changed (unless changed to a non-natural owner); or
4.     the date the Contract accumulated value reduces to zero.
Once the optional death benefit rider you elected is terminated, it cannot be reinstated.
Optional Return of Premium Death Benefit Example:
Contract Issue date = August 31
Initial premium payment = $100,000
On November 3 of same calendar year, partial surrender = $4,000
On November 3, assume the accumulated value prior to the partial surrender is $90,000
The Return of Premium Death Benefit on November 3 is the greatest of 1 or 2 below:
1.    $86,000 = Accumulated Value ($90,000 - $4,000)
2.    $95,555.56 = Return of Premium = (1 - $4,000/$90,000) * $100,000
Optional Annual Step-Up Death Benefit Example:
Contract Issue date = August 31
Initial premium payment = $100,000
Five years later:
Highest annual step-up = $120,000
On December 30, assume the accumulated value prior to the partial surrender is $110,000.
On December 30 of same calendar year, partial surrender = $4,000
The Annual Step-up Death Benefit on December 30 is the greatest of 1,2, and 3 below
1.    $106,000 = Accumulated Value ($110,000-$4,000)
2.    $96,363.64 = Return of Premium = (1 - $4,000/$110,000) * $100,000
3. $115,636.36 = Annual Step-up = (1 - $4,000/$110,000) * $120,000
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Amounts surrenders from the Contract may result in surrender charges, taxes and tax penalties, and may significantly reduce Contract benefits.

Surrender charges apply for up to five years following your last premium payment (for applications signed on or after April 6, 2017; seven years if signed earlier). These charges will reduce the value of your Contract if you withdraw money during that time.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (i.e., the divisions of the Separate Account).

•  Each investment option has its own unique risks.

•  You should review available investment options before making an investment decision.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company isn't able to meet its obligations to creditors, it is possible that the Company's obligations to you under this Contract may not be satisfied. More information about the Company, including its financial strength ratings, can be found by visiting www.principal.com.
Poor Investment Performance [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Poor Investment Performance
You can lose money by investing in this Contract, including loss of principal. An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. You bear the risk of any decline in your Contract’s accumulated value resulting from the performance of the investment options you have chosen. Each investment option has its own unique risks. For more information about the risks of investing in a particular underlying mutual fund see that fund’s prospectus, which you should review before making an investment decision. To see the funds' prospectus, go to the following website: www.principal.com/PivotSeriesReport.

Liquidity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Liquidity Risk
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefit of tax deferral are better for investors with long time horizons. Surrender charges apply for up to five years after your last premium payment (seven years for applications signed before April 6, 2017) and these charges will reduce the value of your Contract if you withdraw money during that time. Taking withdrawals could substantially reduce or even terminate the benefits available under the Contract. There also may be adverse tax consequences if you take early withdrawals from the Contract.

Defined Outcome Funds Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Defined Outcome Funds Risk
Certain underlying fund(s) employ a strategy to provide downside (buffer) protection but the fund(s) also have limited participation in upside returns over a defined outcome period. The fund(s) usually have “Buffer” in the name of the fund. The buffer funds included in this Contract are PVC U.S. LargeCap Buffer S&P 500 Index April Account, PVC U.S. LargeCap S&P 500 Index Buffer January Account, PVC U.S. LargeCap S&P 500 Index Buffer July Account, and PVC U.S. LargeCap S&P 500 Index Buffer October Account. The buffer funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. These strategies could limit the upside participation of the buffer fund in rising equity markets relative to other funds. The buffer provides limited protection in the event of a market downturn. The buffer, outcome period and FLEX Options and their accompanying risks are summarized below. These underlying mutual funds are not available in the state of New York. These underlying mutual funds may not be available through all broker-dealers.
Buffer Loss Risk
There can be no guarantee that the buffer fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. An investor may lose his or her entire investment. The buffer fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the buffer fund), while limiting downside losses, if shares are bought on the day on which the buffer fund enters into the options and held until those options expire at the end of each Outcome Period. In the event shares are purchased after the date on which the options were entered into or shares are redeemed prior to the expiration of the options, the buffer that the buffer fund seeks to provide may not be available. The buffer fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Outcome Period Risk
The buffer funds seek to match the performance of an index, before the deduction of expenses and subject to the buffer, only if buffer fund shares are held on the first day of the Outcome Period and continues to be held until the last day of the Outcome Period. If the shares are redeemed before the end of the Outcome Period, you may experience investment returns very different from those contracts where the shares are held through the end of the Outcome Period and different from what the fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will not receive the same amount of protection against losses from the buffer feature if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
FLEX Options Risk
The buffer fund may invest in FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The buffer fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the buffer fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent and, in such cases, the buffer fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The buffer fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the buffer fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the buffer fund could lose its own status as a RIC.
For more information on the available buffer fund and to help you determine if investment in the fund is right for you, please see the fund's prospectuses at the following website: www.principal.com/PivotSeriesReport.
Fees And Charges [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Contract Benefit Risk
The benefits under the Contract are designed for different financial goals and/.or to protect against different financial risks. There is a risk that you may not have chosen the optional benefits (if any) that are best suited for you based on your present or future needs or circumstances, and the optional benefits that are more suited for you may no longer be available. If you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you may have paid additional fees for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for it. You should carefully review each benefit. You should also consider your liquidity needs in connection with the Contract/s standard options and benefits, and the negative impacts that withdrawals and other transactions may have on a benefit. Partial surrenders (including applicable surrender charges and fees) and partial annuitizations may significantly reduce the value of benefit, including the death benefit and any living benefit. Depending on the benefit, the reduction could be greater than the value withdrawn or annuitized. You should also consider whether a benefit restricts the investment options available to you under the Contract, or whether we reserve the right to restrict the investment options available under that benefit in the future. Investment restrictions are designed to reduce our risk that we will have to make payments from our General Account. In tern, they may also limit the potential growth of your Contract and potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Reservation of Rights
We may exercise all rights reserved to us under the Contract. Among other reservations of right as stated in this prospectus: We reserve the right to add or close Separate Account divisions. We reserve the right to substitute the Separate Account divisions' underling mutual funds that are available as investment options under the Contract. We reserve the right to increase the fees and charges under the Contract up to the maximum guaranteed fees and charges. We reserve the right to impose additional restrictions in premium payments.
Contract Benefit Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Contract Benefit Risk
The benefits under the Contract are designed for different financial goals and/.or to protect against different financial risks. There is a risk that you may not have chosen the optional benefits (if any) that are best suited for you based on your present or future needs or circumstances, and the optional benefits that are more suited for you may no longer be available. If you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you may have paid additional fees for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for it. You should carefully review each benefit. You should also consider your liquidity needs in connection with the Contract/s standard options and benefits, and the negative impacts that withdrawals and other transactions may have on a benefit. Partial surrenders (including applicable surrender charges and fees) and partial annuitizations may significantly reduce the value of benefit, including the death benefit and any living benefit. Depending on the benefit, the reduction could be greater than the value withdrawn or annuitized. You should also consider whether a benefit restricts the investment options available to you under the Contract, or whether we reserve the right to restrict the investment options available under that benefit in the future. Investment restrictions are designed to reduce our risk that we will have to make payments from our General Account. In tern, they may also limit the potential growth of your Contract and potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Reservation of Rights [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reservation of Rights
We may exercise all rights reserved to us under the Contract. Among other reservations of right as stated in this prospectus: We reserve the right to add or close Separate Account divisions. We reserve the right to substitute the Separate Account divisions' underling mutual funds that are available as investment options under the Contract. We reserve the right to increase the fees and charges under the Contract up to the maximum guaranteed fees and charges. We reserve the right to impose additional restrictions in premium payments.
Alternatives To The Contract [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Alternatives to the Contract Other contracts or investments may provide more favorable returns or benefits than the Contract.
Potentially Harmful Transfer Activity [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other contract owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Contract without exception. (See 8. GENERAL DESCRIPTION OF THE CONTRACT - Frequent Transfers among Divisions).

Tax Law Changes [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Tax Law Changes
The tax risk associated with your Contract includes the possibility of a change in the federal income tax laws that apply to your Contract, or of the current interpretations of the laws by the IRS, which could have retroactive effects regardless of the date of enactment or publication.
Risks Affecting Our Administration Of Your Contract [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks, and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. These security risks may also impact the underlying mutual fund companies, which may cause the underlying mutual funds to lose value. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the underlying mutual funds will avoid losses affecting contracts such as the security incidents described above.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.
C000145948 [Member]
Item 3. Key Information [Line Items]
Key Information, Benefit Restrictions [Text Block]
Yes.

•There are restrictions and limitations relating to the benefits offered under the Contract (e.g., death benefits, living death benefits).

•Except as otherwise provided, Contract benefits may not be modified or terminated by us.

•Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value for the death benefit, perhaps significantly, and the reduction could be greater than the amount withdrawn.Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value for the death benefit, perhaps significantly, and the reduction could be greater than the amount withdrawn.

•Deferred income transfers under the Flexible Pension Builder Rider are treated as partial surrenders under the Contract, which may significantly reduce Policy benefits.

•Certain optional benefits are no longer available for purchase.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.
C000145948 [Member] | C000146221 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Small/Mid Stock
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust ALPS Global Opportunity Portfolio Class III [1,2]
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management, LLC
Current Expenses [Percent]	2.11%
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	9.36%
C000145948 [Member] | C000121512 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
C000145948 [Member] | C000121506 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® SMALLCAP World Fund Class 4 [1,15]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
C000145948 [Member] | C000121511 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.63%
C000145948 [Member] | C000117907 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Asset Allocation Fund Class P2 [3]
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	7.17%
C000145948 [Member] | C000126055 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Growth Fund Class P2 [3]
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	11.74%
C000145948 [Member] | C000126057 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk EUPACFund Class P2 [1,3]
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.09%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	2.90%
C000145948 [Member] | C000121509 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund ® Class 4 [1,2]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.92%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
C000145948 [Member] | C000121510 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund Class 4 [1,2]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
C000145948 [Member] | C000141139 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. 40/60 Target Allocation ETF V.I. Fund Class III [2,3]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	15.37%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	8.45%
C000145948 [Member] | C000007916 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. Advantage SMID Cap V.I. Fund Class III [2]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	10.85%
C000145948 [Member] | C000007940 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III [2]
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.42%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
C000145948 [Member] | C000007612 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios MidCap Stock Portfolio Service Shares [1,2]
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	9.39%
Average Annual Total Returns, 10 Years [Percent]	8.51%
C000145948 [Member] | C000055530 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. CVT EAFE International Index Portfolio Class F [1,2]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	30.64%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	7.63%
C000145948 [Member] | C000164865 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. CVT Investment Grade Bond Index Portfolio Class F [1,2]
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	6.64%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	1.62%
C000145948 [Member] | C000164864 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. CVT Nasdaq 100 Index Portfolio Class F [2]
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	20.10%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	18.79%
C000145948 [Member] | C000030372 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio Class F [1,2]
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	9.08%
C000145948 [Member] | C000053062 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. CVT S&P MidCap 400 Index Portfolio Class F [1,2]
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	6.92%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	10.13%
C000145948 [Member] | C000034146 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Value
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust Small Cap Value Discovery Fund Class 2 [1,2,16]
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.66%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Average Annual Total Returns, 10 Years [Percent]	11.20%
C000145948 [Member] | C000087829 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short-Term Bond
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust II Select Short Corporate Income Fund Class 2 [1,2,17]
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	600.00%
Average Annual Total Returns, 5 Years [Percent]	190.00%
Average Annual Total Returns, 10 Years [Percent]	294.00%
C000145948 [Member] | C000077948 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other - Multinarrative
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II DWS Alternative Asset Allocation VIP Class B [3]
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.52%
C000145948 [Member] | C000017231 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B [2]
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	17.85%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	7.18%
C000145948 [Member] | C000131492 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Convertibles
Portfolio Company Name [Text Block]	EQ Advisors Trust SM 1290 VT Convertible Securities Portfolio Class IB [1,2]
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	8.89%
C000145948 [Member] | C000024888 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	EQ Advisors Trust SM 1290 VT GAMCO Small Company Value Portfolio Class IB
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000145948 [Member] | C000138906 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	EQ Advisors Trust SM 1290 VT Micro Cap Portfolio Class IB [1,2]
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	12.26%
C000145948 [Member] | C000131494 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Large - Stock Blend
Portfolio Company Name [Text Block]	EQ Advisors Trust SM 1290 VT SmartBeta Equity ESG Portfolio Class IB [2]
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	10.74%
C000145948 [Member] | C000024583 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	EQ Advisors Trust SM 1290 VT Socially Responsible Portfolio Class IB
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	13.83%
C000145948 [Member] | C000020992 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Large Growth
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Overseas Portfolio Service Class 2
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	7.66%
C000145948 [Member] | C000021009 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Service Class 2
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
C000145948 [Member] | C000021045 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other - Equity Energy
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	23.86%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000145948 [Member] | C000021082 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other - Health
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Health Care Portfolio Service Class 2
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]
C000145948 [Member] | C000211329 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust III Fidelity® VIP Mid Cap Portfolio Service Class 2
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000145948 [Member] | C000048832 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target-Date 2020
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2020 Portfolio SM Service Class 2 [3]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.11%
C000145948 [Member] | C000048779 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target-Date 2030
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2030 Portfolio SM Service Class 2 [3]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	8.61%
C000145948 [Member] | C000075279 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target-Date 2040
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2040 Portfolio SM Service Class 2 [3]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	10.59%
C000145948 [Member] | C000075285 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target-Date 2050
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2050 Portfolio SM Service Class 2 [3]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.50%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	10.81%
C000145948 [Member] | C000048776 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Service Class 2
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	2.90%
Average Annual Total Returns, 10 Years [Percent]	1.83%
C000145948 [Member] | C000020137 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Real Estate
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Franklin Global Real Estate VIP Fund Class 2 [1,2]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	3.03%
C000145948 [Member] | C000061791 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Franklin Income VIP Fund Class 4 [2]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	7.19%
C000145948 [Member] | C000061776 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Franklin Rising Dividends VIP Fund Class 4 [2]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	9.38%
Average Annual Total Returns, 10 Years [Percent]	11.98%
C000145948 [Member] | C000020103 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Franklin U.S. Government Securities VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.14%
C000145948 [Member] | C000061787 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 4 [1,2]
Portfolio Company Adviser [Text Block]	Templeton Asset Management, Ltd.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	(1.05%)
Average Annual Total Returns, 10 Years [Percent]	(0.25%)
C000145948 [Member] | C000025650 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust Goldman Sachs Mid Cap Value Fund Service Shares [1,2]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Average Annual Total Returns, 10 Years [Percent]	9.75%
C000145948 [Member] | C000025641 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust Goldman Sachs Small Cap Equity Insights Fund Service Shares [1,2]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.82%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	10.57%
C000145948 [Member] | C000125779 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Bank Loan
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust Series F (Floating Rate Strategies Series) Gugg VT [1,2]
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	4.12%
C000145948 [Member] | C000095035 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Tactical Allocation
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. Balanced-Risk Allocation Fund Series II [1,2,3]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	4.91%
C000145948 [Member] | C000000411 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. EQV International Equity Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.23%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.95%
C000145948 [Member] | C000000433 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other - Health
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. Health Care Fund Series II [7]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	3.54%
Average Annual Total Returns, 10 Years [Percent]	6.31%
C000145948 [Member] | C000233310 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1,2]
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.26%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
C000145948 [Member] | C000028716 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Balanced Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.86%
C000145948 [Member] | C000028720 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
C000145948 [Member] | C000028733 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Flexible Bond Portfolio Service Shares [1,2]
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
C000145948 [Member] | C000028740 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other - Technology
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Global Technology and Innovation Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	21.18%
C000145948 [Member] | C000047263 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income Trust ClearBridge Variable Small Cap Growth Portfolio Class II
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	(0.40%)
Average Annual Total Returns, 10 Years [Percent]	9.11%
C000145948 [Member] | C000087493 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Inflation - Protected Bond
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class [2]
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	2.61%
C000145948 [Member] | C000247652 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP American Century Value Fund Service Class [2]
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	10.07%
C000145948 [Member] | C000007330 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [1,2]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	10.46%
C000145948 [Member] | C000007313 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other - Utilities
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust MFS® Utilities Series Service Class [1,2]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	9.22%
C000145948 [Member] | C000007246 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio Service Class [1,2,9]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	32.96%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	9.68%
C000145948 [Member] | C000022324 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio Class S [1,2]
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	5.23%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	10.71%
C000145948 [Member] | C000035621 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust Quality Equity Portfolio Class S [8]
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.43%
Average Annual Total Returns, 5 Years [Percent]	12.54%
Average Annual Total Returns, 10 Years [Percent]	12.66%
C000145948 [Member] | C000158839 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Aggressive Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS TM Aggressive ETF Portfolio Investor Class [3,12]
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000145948 [Member] | C000158836 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS TM Balanced ETF Portfolio Investor Class [3]
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.59%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	6.10%
C000145948 [Member] | C000158835 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS TM Conservative ETF Portfolio Investor Class [3]
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	4.77%
C000145948 [Member] | C000158837 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS TM Moderately Aggressive ETF Portfolio Investor Class [3,13]
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	9.12%
C000145948 [Member] | C000158838 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS TM Moderate ETF Portfolio Investor Class [14]
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	7.63%
C000145948 [Member] | C000026480 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balance/ Asset Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO All Asset Portfolio Advisor Class [1,2,3]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	2.23%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	6.67%
C000145948 [Member] | C000148731 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other - Commodities
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn®Strategy Portfolio M Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	6.22%
C000145948 [Member] | C000026494 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO Emerging Markets Bond Portfolio Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	14.98%
Average Annual Total Returns, 5 Years [Percent]	2.44%
Average Annual Total Returns, 10 Years [Percent]	5.06%
C000145948 [Member] | C000026498 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO High Yield Portfolio Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	5.57%
C000145948 [Member] | C000030990 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short-Term Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.69%
C000145948 [Member] | C000026489 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	2.36%
C000145948 [Member] | C000260396 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Blue Chip Account Class 2 [1]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]
C000145948 [Member] | C000020925 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Core Plus Bond Account Class 1
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.46%
Average Annual Total Returns, 5 Years [Percent]	(0.48%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
C000145948 [Member] | C000178859 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Diversified Balanced Adaptive Allocation Account Class 2 [3,11]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLCT
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	7.00%
Average Annual Total Returns, 5 Years [Percent]	4.50%
C000145948 [Member] | C000178860 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Diversified Growth Adaptive Allocation Account Class 2 [3,10]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	7.31%
Average Annual Total Returns, 5 Years [Percent]	6.13%
C000145948 [Member] | C000020929 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Diversified International Account Class 1 [6]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	32.36%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	8.08%
C000145948 [Member] | C000038529 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	11.24%
C000145948 [Member] | C000020904 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1 [6]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	37.27%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.12%
C000145948 [Member] | C000020932 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.26%
C000145948 [Member] | C000020930 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1 [1,2]
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	15.00%
C000145948 [Member] | C000155998 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	17.31%
Average Annual Total Returns, 5 Years [Percent]	13.85%
Average Annual Total Returns, 10 Years [Percent]	14.22%
C000145948 [Member] | C000079602 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	1.52%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	12.30%
C000145948 [Member] | C000038533 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	13.53%
Average Annual Total Returns, 10 Years [Percent]	14.07%
C000145948 [Member] | C000020916 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1 [3,6]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	6.77%
C000145948 [Member] | C000020917 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account Class 1 [3,6]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
C000145948 [Member] | C000020918 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1 [3,6]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	9.35%
C000145948 [Member] | C000020919 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1 [3,6]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.22%
C000145948 [Member] | C000038552 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 2
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	0.92%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	5.67%
C000145948 [Member] | C000038541 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short - Term Fixed Income
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	2.33%
Average Annual Total Returns, 10 Years [Percent]	2.52%
C000145948 [Member] | C000152597 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	14.78%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	9.29%
C000145948 [Member] | C000038542 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 2 [3]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.65%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000145948 [Member] | C000038542 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 2 [3]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	6.12%
C000145948 [Member] | C000038544 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 2 [3]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	15.31%
Average Annual Total Returns, 5 Years [Percent]	8.74%
Average Annual Total Returns, 10 Years [Percent]	9.67%
C000145948 [Member] | C000038549 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 2 [3]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	3.31%
Average Annual Total Returns, 10 Years [Percent]	4.85%
C000145948 [Member] | C000038531 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 2 [3]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	16.61%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	10.69%
C000145948 [Member] | C000238595 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Defined Outcome
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer April Account Class 2 [1,2,3,4,5]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.95%
C000145948 [Member] | C000238596 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Defined Outcome
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer January Account Class 2 [1,2,3,4,5]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	12.74%
C000145948 [Member] | C000235586 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Defined Outcome
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer July Account Class 2 [1,2,3,4,5]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLCT.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	13.26%
C000145948 [Member] | C000238594 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Defined Outcome
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer October Account Class 2 [1,2,3,4,5]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.10%
C000145948 [Member] | C000010428 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other - Natural Resources
Portfolio Company Name [Text Block]	Rydex Variable Trust Basic Materials Fund Rydex VT [1,2]
Portfolio Company Adviser [Text Block]	Security Investors, LLC (d/b/a Guggenheim Investments)
Current Expenses [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	32.89%
Average Annual Total Returns, 5 Years [Percent]	9.42%
Average Annual Total Returns, 10 Years [Percent]	11.58%
C000145948 [Member] | C000010403 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Commodities Broad Basket
Portfolio Company Name [Text Block]	Rydex Variable Trust Commodities Strategy Fund Rydex VT [1,2]
Portfolio Company Adviser [Text Block]	Security Investors, LLC (d/b/a Guggenheim Investments)
Current Expenses [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	4.76%
C000145948 [Member] | C000069235 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Systematic Trend
Portfolio Company Name [Text Block]	Rydex Variable Trust Global Managed Futures Strategy Fund Rydex VT [1,2]
Portfolio Company Adviser [Text Block]	Security Investors, LLC (d/b/a Guggenheim Investments)
Current Expenses [Percent]	2.18%
Average Annual Total Returns, 1 Year [Percent]	3.65%
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	1.27%
C000145948 [Member] | C000010416 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multistrategy
Portfolio Company Name [Text Block]	Rydex Variable Trust Multi-Hedge Strategies Fund Rydex VT [1,2]
Portfolio Company Adviser [Text Block]	Security Investors, LLC (d/b/a Guggenheim Investments)
Current Expenses [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	1.25%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	1.62%
C000145948 [Member] | C000010425 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Rydex Variable Trust NASDAQ-100® Fund Rydex VT [1]
Portfolio Company Adviser [Text Block]	Security Investors, LLC (d/b/a Guggenheim Investments)
Current Expenses [Percent]	1.76%
Average Annual Total Returns, 1 Year [Percent]	19.04%
Average Annual Total Returns, 5 Years [Percent]	13.32%
Average Annual Total Returns, 10 Years [Percent]	17.60%
C000145948 [Member] | C000005446 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio - II II Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.43%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	15.25%
C000145948 [Member] | C000125662 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity - Precious Metals
Portfolio Company Name [Text Block]	VanEck Variable Insurance Products Trust VanEck VIP Global Gold Fund Class S [1,2]
Portfolio Company Adviser [Text Block]	VanEck Associates Corporation
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	164.43%
Average Annual Total Returns, 5 Years [Percent]	20.00%
Average Annual Total Returns, 10 Years [Percent]	20.89%
C000145948 [Member] | C000025043 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other - Natural Resources
Portfolio Company Name [Text Block]	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Class S
Portfolio Company Adviser [Text Block]	VanEck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
C000145948 [Member] | C000014130 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Event Driven
Portfolio Company Name [Text Block]	Virtus Variable Insurance Funds The Merger Fund® VL [1,2]
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, LLC/ Westchester Capital Management
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	8.54%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	4.37%
C000145948 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%